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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08553

[Evergreen International Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for five of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, Evergreen Precious Metals Fund, for the six months ended April 30, 2006. These five series have an October 31 fiscal year end.

Date of reporting period: April 30, 2006

Item 1 - Reports to Stockholders.

Evergreen Emerging Markets Growth Fund

Evergreen

EMERGING MARKETS GROWTH FUND

Semiannual Report
as of April 30, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Emerging Markets Growth Fund, which covers the six-month period ended April 30, 2006.

Investors in the international markets were the beneficiaries of robust performance in equities during the six-month investment period. The global economic recovery, fueled by dynamic growth in emerging market nations led by China and India, resulted in brisk rallies in major industrialized economies and significant advances in emerging markets. Developing economies closely linked to oil, natural gas and other basic materials performed particularly well as commodity prices jumped over the period. Over the six months, foreign equity markets generally outdistanced U.S. stock performance. In an environment in which major central banks cast a wary eye on possible inflationary pressures, the prices of gold and gold-mining stocks also moved ahead. In contrast, the strengthening U.S. dollar undercut the performance of high-quality foreign sovereign debt. This experience demonstrated, once again, the importance of asset allocation, as those portfolios diversified globally were able to take advantage of opportunities in different regions and asset classes.

With a backdrop of robust economic growth and rapidly rising energy prices, the U.S. Federal Reserve remained vigilant against the possibility of renewed inflation and continued to raise the target for its federal funds rate over the six months. The slower rate of recovery in other major industrialized nations

1

LETTER TO SHAREHOLDERS continued

allowed foreign monetary authorities to take more time in balancing the risk of inflation against the danger of undermining growth. However, during the six months, central bankers in Europe pushed short-term rates up, while Japan announced an end to its policy of accommodative easing. In this environment, Evergreen's Investment Strategy Committee focused on a variety of factors suggesting that global expansion was continuing, and that central banks, while raising short-term rates, were moving from a policy of less accommodation, rather than greater restriction, of growth.

In this environment, managers of Evergreen Global Large Cap Equity Fund maintained an emphasis on industry-leading global corporations, while Evergreen Global Opportunities Fund focused on both foreign and domestic small- and mid-cap stocks. Evergreen International Equity Fund took advantage of opportunities among reasonably priced, well-financed, foreign corporations with strong growth prospects, adding to its positions in Europe, where economic conditions appeared to be improving, while taking some profits and reducing its emphasis in Japan. Evergreen Emerging Markets Growth Fund benefited from the vigorous expansion of economic activity in global developing nations, increasing its exposure in Russia, especially in energy stocks, while paring back its positions in Taiwan and Korea, where valuations appeared less attractive. The managers of Evergreen Precious Metals Fund retained the emphasis on the stocks of mining companies that were positioned to benefit from the

2

LETTER TO SHAREHOLDERS continued

sustained demand for gold. At the time, the investment team supervising Evergreen International Bond Fund favored bonds from smaller economies and slightly overweighted corporate securities, while also maintaining the Fund's exposure to inflation-linked sovereign debt.

As always, we continue to encourage investors to diversify in their efforts to gain the benefits of different types of opportunities and to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Liu-Er Chen, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1994

	Class A	Class B	Class C	Class I
Class inception date	9/6/1994	9/6/1994	9/6/1994	9/6/1994

Nasdaq symbol	EMGAX	EMGBX	EMGCX	EMGYX

6-month return with sales charge	38.45%	41.43%	45.44%	N/A

6-month return w/o sales charge	46.94%	46.43%	46.44%	47.16%

Average annual return*

1-year with sales charge	62.74%	66.66%	70.59%	N/A

1-year w/o sales charge	72.72%	71.66%	71.59%	73.31%

5-year	23.34%	23.79%	23.93%	25.21%

10-year	9.97%	9.80%	9.81%	10.96%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund may charge shareholders a short-term trading fee of 1% on assets redeemed or exchanged within 90 days of the date of purchase. Please refer to the prospectus for complete details. Had this fee been reflected, returns would be lower.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Emerging Markets Growth Fund Class A shares versus a similar investment in the Morgan Stanley Capital International Emerging Markets Index (MSCI EM) and the Consumer Price Index (CPI).

The MSCI EM is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of April 30, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2005	4/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,469.36	$ 12.37
Class B	$ 1,000.00	$ 1,464.32	$ 16.62
Class C	$ 1,000.00	$ 1,464.37	$ 16.68
Class I	$ 1,000.00	$ 1,471.59	$ 10.48
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,014.78	$ 10.09
Class B	$ 1,000.00	$ 1,011.31	$ 13.56
Class C	$ 1,000.00	$ 1,011.26	$ 13.61
Class I	$ 1,000.00	$ 1,016.31	$ 8.55

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(2.02% for Class A, 2.72% for Class B, 2.73% for Class C and 1.71% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 16.48	$ 12.60	$ 11.14	$ 7.51	$ 6.72	$ 8.56

Income from investment operations
Net investment income (loss)	0.06	0.11 [1]	0.01 [1]	0.05 [1]	0.01 [1]	(0.02) [1]
Net realized and unrealized gains or losses on investments	7.03	3.77	1.58	3.58	0.78 [2]	(1.82)

Total from investment operations	7.09	3.88	1.59	3.63	0.79	(1.84)

Distributions to shareholders from
Net investment income	(0.13)	0	(0.13)	0	0	0
Net realized gains	(1.53)	0	0	0	0	0

Total distributions to shareholders	(1.66)	0	(0.13)	0	0	0

Net asset value, end of period	$ 21.91	$ 16.48	$ 12.60	$ 11.14	$ 7.51	$ 6.72

Total return [3]	46.94%	30.79%	14.39%	48.34%	11.76%	(21.50%)

Ratios and supplemental data
Net assets, end of period (thousands)	$73,710	$37,108	$29,040	$28,708	$19,302	$3,949
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.02% [4]	1.96%	2.07%	1.83%	1.79%	2.35%
Expenses excluding waivers/reimbursements
and expense reductions	2.05% [4]	2.05%	2.12%	2.23%	2.28%	2.35%
Net investment income (loss)	0.54% [4]	0.73%	0.07%	0.55%	0.14%	(0.26%)
Portfolio turnover rate	65%	86%	61%	87%	89%	45%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] The per share net realized and unrealized ga ins or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[3] Excluding applicable sales charges
[4] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 15.38	$11.84	$10.48	$ 7.11	$ 6.41	$ 8.22

Income from investment operations
Net investment income (loss)	(0.01) [1]	0.01 [1]	(0.07) [1]	(0.02) [1]	(0.05) [1]	(0.07) [1]
Net realized and unrealized gains or losses on investments	6.55	3.53	1.50	3.39	0.75 [2]	(1.74)

Total from investment operations	6.54	3.54	1.43	3.37	0.70	(1.81)

Distributions to shareholders from
Net investment income	(0.03)	0	(0.07)	0	0	0
Net realized gains	(1.53)	0	0	0	0	0

Total distributions to shareholders	(1.56)	0	(0.07)	0	0	0

Net asset value, end of period	$ 20.36	$15.38	$11.84	$10.48	$ 7.11	$ 6.41

Total return [3]	46.43%	29.90%	13.66%	47.40%	10.92%	(22.02%)

Ratios and supplemental data
Net assets, end of period (thousands)	$15,024	$6,810	$5,071	$4,889	$3,616	$1,690
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.72% [4]	2.66%	2.77%	2.55%	2.63%	3.10%
Expenses excluding waivers/reimbursements
and expense reductions	2.75% [4]	2.75%	2.82%	2.95%	3.12%	3.10%
Net investment income (loss)	(0.15%) [4]	0.08%	(0.62%)	(0.19%)	(0.64%)	(0.98%)
Portfolio turnover rate	65%	86%	61%	87%	89%	45%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] The per share net realized and unrealized ga ins or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[3] Excluding applicable sales charges
[4] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 15.35	$ 11.82	$10.48	$ 7.11	$ 6.42	$ 8.23

Income from investment operations
Net investment income (loss)	(0.01) [1]	0 [1]	(0.07) [1]	(0.03) [1]	(0.04) [1]	(0.07) [1]
Net realized and unrealized gains or losses on investments	6.53	3.53	1.49	3.40	0.73 [2]	(1.74)

Total from investment operations	6.52	3.53	1.42	3.37	0.69	(1.81)

Distributions to shareholders from
Net investment income	(0.05)	0	(0.08)	0	0	0
Net realized gains	(1.53)	0	0	0	0	0

Total distributions to shareholders	(1.58)	0	(0.08)	0	0	0

Net asset value, end of period	$ 20.29	$ 15.35	$11.82	$10.48	$ 7.11	$ 6.42

Total return [3]	46.44%	29.86%	13.66%	47.40%	10.75%	(21.99%)

Ratios and supplemental data
Net assets, end of period (thousands)	$28,926	$10,283	$7,860	$5,849	$2,950	$ 527
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.73% [4]	2.66%	2.77%	2.58%	2.57%	3.10%
Expenses excluding waivers/reimbursements
and expense reductions	2.76% [4]	2.75%	2.82%	2.98%	3.06%	3.10%
Net investment income (loss)	(0.12%) [4]	0.03%	(0.61%)	(0.32%)	(0.54%)	(0.96%)
Portfolio turnover rate	65%	86%	61%	87%	89%	45%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] The per share net realized and unrealized ga ins or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[3] Excluding applicable sales charges
[4] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS I [1]	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 16.90	$ 12.90	$ 11.39	$ 7.66	$ 6.83	$ 8.67

Income from investment operations
Net investment income (loss)	0.09	0.17 [2]	0.05 [2]	0.08 [2]	0.03 [2]	0 [2]
Net realized and unrealized gains or losses on investments	7.22	3.84	1.62	3.65	0.80 [3]	(1.84)

Total from investment operations	7.31	4.01	1.67	3.73	0.83	(1.84)

Distributions to shareholders from
Net investment income	(0.19)	(0.01)	(0.16)	0	0	0
Net realized gains	(1.53)	0	0	0	0	0

Total distributions to shareholders	(1.72)	(0.01)	(0.16)	0	0	0

Net asset value, end of period	$ 22.49	$ 16.90	$ 12.90	$ 11.39	$ 7.66	$ 6.83

Total return	47.16%	31.12%	14.80%	48.69%	12.15%	(21.22%)

Ratios and supplemental data
Net assets, end of period (thousands)	$337,913	$324,654	$219,548	$170,243	$136,714	$34,178
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.71% [4]	1.66%	1.76%	1.54%	1.55%	2.10%
Expenses excluding waivers/reimbursements
and expense reductions	1.74% [4]	1.75%	1.81%	1.94%	2.04%	2.10%
Net investment income (loss)	0.70% [4]	1.08%	0.37%	0.88%	0.34%	0.02%
Portfolio turnover rate	65%	86%	61%	87%	89%	45%

[1] Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] The per share net realized and unrealized ga ins or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[4] Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS 93.5%
CONSUMER DISCRETIONARY 7.0%
Auto Components 0.2%
China Yuchai International, Ltd	Bermuda	110,000	$889,900

Automobiles 1.8%
Astra International	Indonesia	3,000,000	4,080,355
Hyundai Motor Co., Ltd	South Korea	37,000	3,252,187
Proton Holdings Berhad	Malaysia	523,500	859,262

			8,191,804

Distributors 0.2%
China Resources Enterprise, Ltd	Hong Kong	450,000	969,246

Hotels, Restaurants & Leisure 0.4%
Genting Berhad	Malaysia	261,700	1,840,924

Household Durables 1.4%
Consorcio ARA SA de CV	Mexico	328,700	1,740,985
LG Electronics, Inc	South Korea	27,000	2,235,805
Turkiye Sise Ve Cam Fabrikalari AS	Turkey	567,000	2,508,091

			6,484,881

Media 1.5%
Astro All Asia Networks plc	United Kingdom	593,300	749,604
Dogan Yayin Holdings, Ltd	Turkey	300,000	1,519,849
Grupo Televisa SA de CV, ADR	Mexico	212,007	4,494,548

			6,764,001

Multi-line Retail 0.3%
SM Investments Corp	Philippines	319,280	1,419,983

Specialty Retail 0.8%
Edaran Otomobil Nasional Berhad	Malaysia	700,000	664,276
JD Group, Ltd	South Africa	180,000	2,780,988

			3,445,264

Textiles, Apparel & Luxury Goods 0.4%
Cheil Industries, Inc	South Korea	50,260	1,825,166

CONSUMER STAPLES 9.3%
Beverages 1.2%
Fomento Economico Mexicano SA de CV, Ser. B, ADR	Mexico	45,000	4,179,600
Tsingtao Brewery Co., Ltd., ADR	China	1,134,000	1,309,004

			5,488,604

Food & Staples Retailing 1.7%
C.P. 7- Eleven Public Co., Ltd	Thailand	8,000,000	1,620,469
Controladora Comercial Mexicana SA de CV	Mexico	1,000,000	1,699,243
Pick ‘N Pay Stores, Ltd	South Africa	300,000	1,585,376
Shoprite Holdings, Ltd	South Africa	725,000	3,048,193

			7,953,281

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 5.4%
Alsea SA de CV	Mexico	419,400	$1,781,656
Astra Argo Lestari	Indonesia	1,418,500	1,065,570
Charoen Pokphand Foods Public Co., Ltd	Thailand	10,000,000	1,465,885
CJ Corp	South Korea	15,000	2,051,635
Cresud S.A.C.I.F	Argentina	150,000	2,605,500
Golden Hope Plantations Berhad	Malaysia	730,000	890,097
Highlands & Lowlands Berhad	Malaysia	405,000	487,117
Kuala Lumpur Kepong Berhad	Malaysia	654,400	1,787,189
Lotte Confectionery Co., Ltd	South Korea	3,300	4,447,119
PPB Group Berhad	Malaysia	700,100	826,601
Pyaterochka Holding NV, GDR	Netherlands	100,000	1,905,000
Uni-President Enterprises Corp	Taiwan	6,000,000	4,522,519
Want Want Holdings, Ltd	Singapore	600,000	876,000

			24,711,888

Household Products 0.5%
LG Household & Health Care, Ltd	South Korea	28,000	2,235,487

Personal Products 0.5%
Amorepacific Corp	South Korea	5,670	2,083,078

ENERGY 15.3%
Energy Equipment & Services 0.0%
Complete Production Services, Inc	United States	8,500	224,655

Oil, Gas & Consumable Fuels 15.3%
China Petroleum & Chemical Corp	China	2,000,000	1,270,402
CNOOC, Ltd., ADR	Hong Kong	21,000	1,736,280
Dalian Port (PDA) Co., Ltd	China	150,000	83,673
Energi Mega Persada	Indonesia	12,000,000	1,215,570
Mol Magyar Olaj-es Gazipari, GDR	Hungary	20,000	2,350,000
Novatek Oao, GDR	Russia	70,000	2,975,000
OAO Gazprom, ADR	Russia	162,500	7,377,500
OAO LUKOIL, ADR	Russia	120,000	10,872,000
Oil & Natural Gas Corp., Ltd	India	140,000	4,045,900
Petrobras Energia Participaciones SA *	Argentina	900,000	1,039,114
PetroChina Co., Ltd., ADR	China	30,500	3,428,200
Petroleo Brasileiro SA, ADR	Brazil	90,000	8,894,700
Polskie Gornictwo Naftowe i Gazownictwo SA *	Poland	840,000	1,081,486
PT Medco Energi International Terbuka	Indonesia	5,500,000	3,004,780
PTT Exploration & Production plc	Thailand	1,300,000	4,365,672
Reliance Industries, Ltd., GDR 144A	India	130,000	5,752,500
Reliance Natural Resources, Ltd	India	540,000	354,947
Sasol, Ltd., ADR	South Africa	85,000	3,516,450
SK Corp	South Korea	30,000	2,207,496
SXR Uranium One, Inc	Canada	295,000	2,937,355
Yanzhou Coal Mining Co., Ltd	China	1,178,000	995,157

			69,504,182

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS 16.4%
Capital Markets 0.4%
EFG-Hermes Holding SA	Egypt	75,242	$793,219
Yuanta-Core Pacific Securities Co., Ltd	Taiwan	1,260,000	963,550

			1,756,769

Commercial Banks 11.6%
Banco Bradesco SA, ADR	Brazil	130,000	4,949,100
Banco Macro Bansud SA, ADR	Argentina	44,493	1,030,903
Bank of the Philippine Islands	Philippines	1,100,000	1,297,496
Credicorp, Ltd	Bermuda	50,000	1,355,000
First Financial Holding Co., Ltd	Taiwan	3,969,000	3,153,357
Grupo Financiero Banorte SA de CV, Ser. O	Mexico	684,236	1,784,224
Grupo Financiero Galicia SA, ADR *	Argentina	120,000	873,600
ICICI Bank, Ltd., ADR	India	90,000	2,468,700
Komercni Banka AS	Czech Republic	8,750	1,382,080
Kookmin Bank	South Korea	52,687	4,720,407
Malayan Banking Berhad	Malaysia	523,500	1,602,993
Metropolitan Bank & Trust Co	Philippines	2,313,000	1,744,310
Nedcor, Ltd	South Africa	160,000	3,338,263
OTP Bank, Ltd	Hungary	68,258	2,649,462
PT Bank Central Asia Terbuka	Indonesia	4,000,000	1,991,805
PT Bank Mandiri (Persero)	Indonesia	10,000,000	2,185,295
Sberbank RF	Russia	1,920	3,475,200
Shinhan Financial Group Corp., Ltd	South Korea	43,620	2,173,716
Siam Commercial Bank Public Co., Ltd	Thailand	872,500	1,511,527
Standard Bank Group, Ltd	South Africa	300,000	4,277,524
Turkiye Is Bankasi AS	Turkey	305,000	2,559,924
Unibanco-Uniao de Bancos Brasileiros SA, GDR	Brazil	30,000	2,380,500

			52,905,386

Diversified Financial Services 0.8%
Ayala Corp	Philippines	416,030	2,896,080
CSU Cardsystem SA, ADR	Brazil	20,000	510,000
Reliance Capital Ventures, Ltd	India	540,000	313,436

			3,719,516

Insurance 2.1%
Cathay Financial Holding Co., Ltd	Taiwan	1,950,000	4,369,731
Old Mutual plc	United Kingdom	400,000	1,401,541
Sanlam, Ltd	South Africa	900,000	2,322,725
Shin Kong Financial Holding Co., Ltd	Taiwan	1,200,000	1,278,716

			9,372,713

Real Estate 1.5%
Beijing Capital Land, Ltd	China	1,650,000	957,638
Cathay Real Estate Development Co., Ltd. *	Taiwan	3,926,000	2,387,075
IRSA-Inversiones y Representaciones SA *	Argentina	176,300	2,346,553
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd	China	1,499,960	1,009,473

			6,700,739

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE 0.3%
Pharmaceuticals 0.3%
Ranbaxy Laboratories, Ltd., GDR	India	150,000	$1,572,000

INDUSTRIALS 4.7%
Industrial Conglomerates 1.2%
Dogan Sirketler Grubu Holding AS	Turkey	285,000	1,357,656
Far Eastern Textile, Ltd	Taiwan	2,000,000	1,836,587
Shanghai Industrial Holdings, Ltd	Hong Kong	600,000	1,292,328
Sime Darby Berhad	Malaysia	698,000	1,164,938

			5,651,509

Machinery 1.6%
Guangzhou Shipyard International Co., Ltd	China	1,350,000	870,580
Hanwha Corp	South Korea	19,000	594,285
Hyundai Heavy Industries Co., Ltd	South Korea	26,000	2,492,074
Shanghai Prime Machinery Co., Ltd	China	500,000	187,014
United Tractors	Indonesia	2,500,000	1,550,763
Weichai Power Co., Ltd	China	650,000	1,534,156

			7,228,872

Marine 0.4%
China COSCO Holdings Co., Ltd	China	1,750,000	908,466
China Shipping Container Lines Co., Ltd	China	1,266,000	971,529

			1,879,995

Trading Companies & Distributors 1.2%
Samsung Corp	South Korea	170,000	5,299,263

Transportation Infrastructure 0.3%
Sichuan Expressway Co., Ltd	Hong Kong	7,500,000	1,170,447

INFORMATION TECHNOLOGY 11.6%
Computers & Peripherals 0.3%
Foxconn Technology Co., Ltd	Taiwan	174,000	1,306,077

Electronic Equipment & Instruments 0.7%
Hon Hai Precision Industry Co., Ltd	Taiwan	270,704	1,836,820
LG Philips LCD Co., Ltd	South Korea	61,100	1,286,155

			3,122,975

Internet Software & Services 0.2%
Webzen, Inc., ADR *	South Korea	160,000	1,200,000

IT Services 0.1%
Patni Computer Systems, Ltd., ADR	India	30,000	501,000

Semiconductors & Semiconductor Equipment 10.3%
Advanced Semiconductor Engineering, Inc., ADR	Taiwan	150,000	874,500
ASE Test, Ltd. *	Singapore	253,500	2,889,900
MediaTek, Inc	Taiwan	254,600	2,972,341
Realtek Semiconductor Corp	Taiwan	2,200,000	2,527,032

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Samsung Electronics Co., Ltd	South Korea	22,250	$15,192,705
Semiconductor Manufacturing International Corp., ADR *	Cayman Islands	207,600	1,571,532
Siliconware Precision Industries Co., Ltd	Taiwan	1,200,000	1,741,311
Taiwan Semiconductor Manufacturing Co., Ltd	Taiwan	1,558,402	3,326,141
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	436,000	4,569,280
United Microelectronics Corp	Taiwan	8,396,810	5,842,266
VIA Technologies, Inc. *	Taiwan	4,011,000	4,003,835
Vimicro International Corp., ADR	Cayman Islands	75,000	1,407,000

			46,917,843

MATERIALS 15.0%
Chemicals 0.3%
Taiwan Fertilizer Co., Ltd	Taiwan	698,000	1,286,313

Construction Materials 1.8%
Cemex SA de CV, ADR	Mexico	60,000	4,051,200
India Cements, Ltd	India	403,988	2,012,739
Lafarge Malayan Cement Berhad	Malaysia	2,000,000	455,172
Ultratech Cement, Ltd	India	104,823	1,833,468

			8,352,579

Metals & Mining 12.4%
Aluminum Corporation of China, Ltd., ADR	China	10,000	982,000
Aneka Tambang	Indonesia	3,800,000	2,486,911
Anglo American plc, ADR	United Kingdom	50,000	1,077,500
Anglo Platinum, Ltd	South Africa	30,405	2,935,706
AngloGold Ashanti, Ltd., ADR	South Africa	80,000	4,374,400
China Steel Corp	Taiwan	1,658,000	1,618,664
Companhia Vale do Rio Doce, ADR	Brazil	50,000	2,576,000
Compania de Minas Buenaventura SA, ADR	Peru	50,000	1,519,500
Freeport-McMoRan Copper & Gold, Inc., Class B	United States	30,000	1,937,400
Gold Fields, Ltd., ADR	South Africa	180,000	4,573,800
Grupo Mexico SA de CV	Mexico	1,500,000	5,260,422
Harmony Gold Mining Co., Ltd., ADR *	South Africa	90,000	1,512,000
Hindalco Industries, Ltd. *	India	600,000	2,873,663
Hindalco Industries, Ltd. *	India	150,000	451,203
Impala Platinum Holdings, Ltd	South Africa	26,863	5,089,127
Industrias Penoles SA de CV	Mexico	300,000	2,711,558
International Nickel Indonesia	Indonesia	200,000	455,270
Jiangxi Copper Co., Ltd	China	1,745,000	1,834,248
JSC MMC Norilsk Nickel Group, ADR	Russia	30,000	3,960,000
Polyus Gold Mining Co. * +	Russia	30,000	1,260,000
POSCO	South Korea	13,090	3,650,183
POSCO, ADR	South Korea	17,500	1,233,225
Tata Iron & Steel Co., Ltd	India	150,000	2,134,024

			56,506,804

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products 0.5%
Empresas Copec SA	Chile	70,000	$1,999,165

TELECOMMUNICATION SERVICES 8.7%
Diversified Telecommunication Services 2.9%
Brasil Telecom SA	Brazil	43,000,000	641,327
Chunghwa Telecom Co., Ltd	Taiwan	157,500	3,244,500
KT Corp	South Korea	105,000	4,720,352
Telefonica Data Argentina SA * (h) +	Argentina	2,800	0
Telefonica de Argentina SA, ADR *	Argentina	76,400	770,876
Telefonos de Mexico SA de CV, ADR	Mexico	50,000	1,099,500
Telkom SA, Ltd	South Africa	113,500	2,700,989

			13,177,544

Wireless Telecommunication Services 5.8%
America Movil SA de CV, Ser. L, ADR	Mexico	170,000	6,274,700
China Mobile (Hong Kong), Ltd	Hong Kong	520,000	3,024,718
China Mobile (Hong Kong), Ltd., ADR	Hong Kong	95,000	2,741,700
China Unicom, Ltd., ADR	Hong Kong	318,700	2,782,251
MTN Group, Ltd	South Africa	350,000	3,489,822
Reliance Communication Ventures, Ltd	India	540,000	3,693,850
SK Telecom Co., Ltd	South Korea	8,720	2,047,903
Tim Participacoes SA	Brazil	399,200,000	1,761,458
Vivo Participacoes SA, ADR	Brazil	100,000	413,000

			26,229,402

UTILITIES 5.2%
Electric Utilities 4.6%
Companhia Paranaense de Energia, ADR	Brazil	250,000	2,740,000
Korea Electric Power Corp	South Korea	129,000	5,730,902
RAO Unifed Energy System of Russia, GDR	Russia	135,000	10,395,000
Reliance Energy Ventures, Ltd	India	540,000	519,786
Sayanoshushinskaya Corp	Russia	21,000	19,268
Zhejiang Southeast Electric Power Co., Ltd	China	3,800,013	1,554,205

			20,959,161

Gas Utilities 0.3%
GAIL (India), Ltd	India	198,037	1,277,444

Independent Power Producers & Energy Traders 0.2%
Huaneng Power International, Inc., ADR	China	30,000	879,000

Multi-Utilities 0.1%
YTL Power International Berhad	Malaysia	1,204,200	694,284

Total Common Stocks (cost $262,717,770)			425,699,144

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

PREFERRED STOCKS 5.4%
ENERGY 2.3%
Oil, Gas & Consumable Fuels 2.3%
OAO Surgutneftegaz	Russia	2,000,000	$2,480,000
OAO Transneft	Russia	1,600	3,440,000
Petroleo Brasileiro SA, ADR	Brazil	52,500	4,666,725

			10,586,725

FINANCIALS 0.6%
Commercial Banks 0.6%
Banco Itau Holding Financeira SA	Brazil	96,000	3,029,641

MATERIALS 1.0%
Metals & Mining 1.0%
Companhia Vale do Rio Doce, ADR	Brazil	100,000	4,448,000

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
Telemar Norte Leste SA	Brazil	99,981	2,786,041

UTILITIES 0.9%
Electric Utilities 0.9%
Centrais Eletricas Brasileiras SA, Class B	Brazil	150,000,000	3,942,446

Total Preferred Stocks (cost $8,375,982)			24,792,853

RIGHTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
True Corp., Expiring 04/03/2008 * (h) + (cost $0)	Thailand	103,579	0

EXCHANGE TRADED FUND 0.6%
iShares MSCI Malaysia Index Fund (cost $2,506,732)	Malaysia	192,300	2,661,432

Total Investments (cost $273,600,484) 99.5%			453,153,429
Other Assets and Liabilities 0.5%			2,419,699

Net Assets 100.0%			$455,573,128

*	Non-income producing security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid and is valued using market quotations when readily available.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of April 30, 2006:

South Korea	15.6%	Philippines	1.6%
Taiwan	11.8%	Hungary	1.1%
Russia	10.2%	Singapore	0.8%
South Africa	10.1%	United Kingdom	0.7%
Brazil	9.7%	Cayman Islands	0.7%
Mexico	7.7%	Canada	0.7%
India	6.6%	United States	0.5%
China	4.1%	Bermuda	0.5%
Indonesia	4.0%	Chile	0.4%
Malaysia	3.1%	Netherlands	0.4%
Hong Kong	3.0%	Peru	0.3%
Thailand	2.0%	Czech Republic	0.3%
Argentina	1.9%	Poland	0.2%
Turkey	1.8%	Egypt	0.2%

			100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2006:

Energy	17.7%
Financials	17.1%
Materials	16.0%
Information Technology	11.7%
Consumer Staples	9.4%
Telecommunication Services	9.3%
Consumer Discretionary	7.0%
Utilities	6.1%
Industrials	4.7%
Health Care	0.4%
Other	0.6%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $273,600,484)	$453,153,429
Foreign currency, at value (cost $2,175,649)	2,178,881
Receivable for securities sold	3,925,630
Receivable for Fund shares sold	2,264,190
Dividends receivable	1,760,699
Prepaid expenses and other assets	32,324

Total assets	463,315,153

Liabilities
Payable for securities purchased	4,126,460
Payable for Fund shares redeemed	1,046,652
Due to custodian bank	2,366,228
Advisory fee payable	45,119
Distribution Plan expenses payable	5,313
Due to other related parties	3,688
Accrued expenses and other liabilities	148,565

Total liabilities	7,742,025

Net assets	$455,573,128

Net assets represented by
Paid-in capital	$214,694,717
Undistributed net investment income	459,169
Accumulated net realized gains on investments	60,839,024
Net unrealized gains on investments	179,580,218

Total net assets	$455,573,128

Net assets consists of
Class A	$73,710,014
Class B	15,024,244
Class C	28,925,518
Class I	337,913,352

Total net assets	$455,573,128

Shares outstanding (unlimited number of shares authorized)
Class A	3,363,650
Class B	738,073
Class C	1,425,884
Class I	15,022,918

Net asset value per share
Class A	$21.91
Class A - Offering price (based on sales charge of 5.75%)	$23.25
Class B	$20.36
Class C	$20.29
Class I	$22.49

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $455,286)	$4,972,947
Income from affiliate	46,681

Total investment income	5,019,628

Expenses
Advisory fee	2,558,475
Distribution Plan expenses
Class A	75,029
Class B	49,696
Class C	87,267
Administrative services fee	204,362
Transfer agent fees	91,549
Trustees' fees and expenses	3,082
Printing and postage expenses	19,604
Custodian and accounting fees	649,829
Registration and filing fees	27,133
Professional fees	16,978
Interest expense	21,692
Other	4,128

Total expenses	3,808,824
Less: Expense reductions	(7,900)
Fee waivers	(69,450)

Net expenses	3,731,474

Net investment income	1,288,154

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	70,118,843
Foreign currency related transactions	(326,279)

Net realized gains on investments	69,792,564
Net change in unrealized gains or losses on investments	86,430,257

Net realized and unrealized gains or losses on investments	156,222,821

Net increase in net assets resulting from operations	$157,510,975

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006		Year Ended
	(unaudited)		October 31, 2005

Operations
Net investment income		$ 1,288,154		$ 3,201,174
Net realized gains on investments		69,792,564		42,720,222
Net change in unrealized gains or
losses on investments		86,430,257		36,827,720

Net increase in net assets resulting
from operations		157,510,975		82,749,116

Distributions to shareholders from
Net investment income
Class A		(330,630)		0
Class B		(13,632)		0
Class C		(43,367)		0
Class I		(3,236,706)		(204,636)
Net realized gains
Class A		(3,521,834)		0
Class B		(703,062)		0
Class C		(1,235,350)		0
Class I		(29,541,499)		0

Total distributions to shareholders		(38,626,080)		(204,636)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,212,288	23,601,176	599,242	9,193,563
Class B	338,368	6,041,188	177,852	2,515,828
Class C	802,729	14,279,263	228,431	3,234,579
Class I	2,496,893	46,550,324	4,288,800	66,029,947

		90,471,951		80,973,917

Net asset value of shares issued in
reinvestment of distributions
Class A	198,531	3,165,199	0	0
Class B	39,182	576,555	0	0
Class C	52,221	767,367	0	0
Class I	1,182,596	19,351,136	7,087	98,999

		23,860,257		98,999

Automatic conversion of Class B
shares to Class A shares
Class A	27,107	514,137	49,498	724,631
Class B	(29,149)	(514,137)	(52,853)	(724,631)

		0		0

Payment for shares redeemed
Class A	(325,562)	(6,052,344)	(702,281)	(10,217,106)
Class B	(53,186)	(925,180)	(110,488)	(1,530,849)
Class C	(99,085)	(1,740,122)	(223,598)	(3,027,618)
Class I	(7,863,530)	(147,781,867)	(2,112,561)	(31,505,391)

		(156,499,513)		(46,280,964)

Net increase (decrease) in net assets
resulting from capital share
transactions		(42,167,305)		34,791,952

Total increase in net assets		76,717,590		117,336,432
Net assets
Beginning of period		378,855,538		261,519,106

End of period		$ 455,573,128		$ 378,855,538

Undistributed net investment income		$ 459,169		$ 2,795,350

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Emerging Markets Growth Fund (the "Fund") is a diversified series of Evergreen International Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of Investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 1.30% and declining to 1.00% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2006, EIMC waived its advisory fee in the amount of $69,450.

From time to time, the Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments are included in income from affiliate on the Statement of Operations.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2006, EIS received $34,086 from the sale of Class A shares and $6,238 and $1,016 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $266,183,956 and $339,770,259, respectively, for the six months ended April 30, 2006.

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $274,653,664. The gross unrealized appreciation and depreciation on securities based on tax cost was $182,826,976 and $4,327,211, respectively, with a net unrealized appreciation of $178,499,765.

As of October 31, 2005, the Fund had $1,580,288 in capital loss carryovers for federal income tax purposes with $744,536 expiring in 2006 and $835,752 expiring in 2009.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended October 31, 2005 in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2006, the Fund did not participate in the interfund lending program.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended April 30, 2006, the Fund had average borrowings outstanding of $440,898 (on an annualized basis) at an average rate of 4.92% and paid interest of $21,692.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566673 rv3  6/2006

Evergreen Global Large Cap Equity Fund

Evergreen

GLOBAL LARGE CAP EQUITY FUND

Semiannual Report
as of April 30, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Global Large Cap Equity Fund, which covers the six-month period ended April 30, 2006.

Investors in the international markets were the beneficiaries of robust performance in equities during the six-month investment period. The global economic recovery, fueled by dynamic growth in emerging market nations led by China and India, resulted in brisk rallies in major industrialized economies and significant advances in emerging markets. Developing economies closely linked to oil, natural gas and other basic materials performed particularly well as commodity prices jumped over the period. Over the six months, foreign equity markets generally outdistanced U.S. stock performance. In an environment in which major central banks cast a wary eye on possible inflationary pressures, the prices of gold and gold-mining stocks also moved ahead. In contrast, the strengthening U.S. dollar undercut the performance of high-quality foreign sovereign debt. This experience demonstrated, once again, the importance of asset allocation, as those portfolios diversified globally were able to take advantage of opportunities in different regions and asset classes.

With a backdrop of robust economic growth and rapidly rising energy prices, the U.S. Federal Reserve remained vigilant against the possibility of renewed inflation and continued to raise the target for its federal funds rate over the six

1

LETTER TO SHAREHOLDERS continued

months. The slower rate of recovery in other major industrialized nations allowed foreign monetary authorities to take more time in balancing the risk of inflation against the danger of undermining growth. However, during the six months, central bankers in Europe pushed short-term rates up, while Japan announced an end to its policy of accommodative easing. In this environment, Evergreen’s Investment Strategy Committee focused on a variety of factors suggesting that global expansion was continuing, and that central banks, while raising short-term rates, were moving from a policy of less accommodation, rather than greater restriction, of growth.

In this environment, managers of Evergreen Global Large Cap Equity Fund maintained an emphasis on industry-leading global corporations, while Evergreen Global Opportunities Fund focused on both foreign and domestic small- and mid-cap stocks. Evergreen International Equity Fund took advantage of opportunities among reasonably priced, well-financed, foreign corporations with strong growth prospects, adding to its positions in Europe, where economic conditions appeared to be improving, while taking some profits and reducing its emphasis in Japan. Evergreen Emerging Markets Growth Fund benefited from the vigorous expansion of economic activity in global developing nations, increasing its exposure in Russia, especially in energy stocks, while paring back its positions in Taiwan and Korea, where valuations appeared less attractive. The managers of Evergreen Precious Metals Fund retained the emphasis on the stocks of mining companies that were positioned to benefit from the

2

LETTER TO SHAREHOLDERS continued

sustained demand for gold. At the time, the investment team supervising Evergreen International Bond Fund favored bonds from smaller economies and slightly overweighted corporate securities, while also maintaining the Fund’s exposure to inflation-linked sovereign debt.

As always, we continue to encourage investors to diversify in their efforts to gain the benefits of different types of opportunities and to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/1/1995

	Class A	Class B	Class C	Class I
Class inception date	6/3/1996	6/3/1996	6/3/1996	11/1/1995

Nasdaq symbol	EAGLX	EBGLX	ECGLX	EYGLX

6-month return with sales charge	8.77%	10.01%	14.04%	N/A

6-month return w/o sales charge	15.40%	15.01%	15.04%	15.55%

Average annual return*

1-year with sales charge	16.20%	17.44%	21.49%	N/A

1-year w/o sales charge	23.31%	22.44%	22.49%	23.63%

5-year	1.64%	1.73%	2.10%	3.12%

10-year	5.34%	5.22%	5.20%	6.26%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund may charge shareholders a short-term trading fee of 1% on assets redeemed or exchanged within 90 days of the date of purchase. Please refer to the prospectus for complete details. Had this fee been reflected, returns would be lower.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Global Large Cap Equity Fund Class A shares versus a similar investment in the Morgan Stanley Capital International World Free Index (MSCI World Free) and the Consumer Price Index (CPI).

The MSCI World Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of April 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2005	4/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,154.02	$9.93
Class B	$ 1,000.00	$ 1,150.10	$ 13.65
Class C	$ 1,000.00	$ 1,150.40	$ 13.65
Class I	$ 1,000.00	$ 1,155.47	$8.34
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,015.57	$9.30
Class B	$ 1,000.00	$ 1,012.10	$ 12.77
Class C	$ 1,000.00	$ 1,012.10	$ 12.77
Class I	$ 1,000.00	$ 1,017.06	$7.80

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.86% for Class A, 2.56% for Class B, 2.56% for Class C and 1.56% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$16.07	$ 14.31	$ 13.43	$12.13	$ 13.92	$ 19.09

Income from investment operations
Net investment income (loss)	0.03[1]	0.08[1]	0[1]	(0.02)[1]	(0.06)[1]	(0.05)[1]
Net realized and unrealized gains or losses on investments	2.43	1.68	0.88	1.32	(1.73)	(4.30)

Total from investment operations	2.46	1.76	0.88	1.30	(1.79)	(4.35)

Distributions to shareholders from
Net investment income	(0.12)	0	0	0	0	0
Net realized gains	0	0	0	0	0	(0.82)

Total distributions to shareholders	(0.12)	0	0	0	0	(0.82)

Net asset value, end of period	$18.41	$ 16.07	$ 14.31	$13.43	$ 12.13	$ 13.92

Total return[2]	15.40%	12.30%	6.55%	10.72%	(12.86%)	(23.60%)

Ratios and supplemental data
Net assets, end of period (thousands)	$103,723	$95,782	$102,417	$94,969	$89,528	$121,223
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.86%[3]	1.84%	1.93%	1.98%	1.88%	1.76%
Expenses excluding waivers/reimbursements
and expense reductions	1.89%[3]	1.96%	2.00%	1.98%	1.88%	1.76%
Net investment income (loss)	0.32%[3]	0.54%	(0.03%)	(0.20%)	(0.41%)	(0.34%)
Portfolio turnover rate	23%	53%	99%	141%	73%	24%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$14.99	$ 13.44	$ 12.70	$11.56	$ 13.37	$ 18.49

Income from investment operations
Net investment income (loss)	(0.03)[1]	(0.02)[1]	(0.10)[1]	(0.10)[1]	(0.16)[1]	(0.16)[1]
Net realized and unrealized gains or losses on investments	2.28	1.57	0.84	1.24	(1.65)	(4.14)

Total from investment operations	2.25	1.55	0.74	1.14	(1.81)	(4.30)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(0.82)

Net asset value, end of period	$17.24	$ 14.99	$ 13.44	$12.70	$ 11.56	$ 13.37

Total return[2]	15.01%	11.53%	5.83%	9.86%	(13.54%)	(24.12%)

Ratios and supplemental data
Net assets, end of period (thousands)	$20,933	$24,803	$38,982	$76,434	$104,638	$151,189
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.56%[3]	2.54%	2.64%	2.69%	2.63%	2.50%
Expenses excluding waivers/reimbursements
and expense reductions	2.59%[3]	2.66%	2.71%	2.69%	2.63%	2.50%
Net investment income (loss)	(0.41%)[3]	(0.16%)	(0.78%)	(0.88%)	(1.16%)	(1.09%)
Portfolio turnover rate	23%	53%	99%	141%	73%	24%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$14.96	$ 13.42	$ 12.68	$11.54	$ 13.34	$ 18.46

Income from investment operations
Net investment income (loss)	(0.03)[1]	(0.02)[1]	(0.10)[1]	(0.10)[1]	(0.16)[1]	(0.16)[1]
Net realized and unrealized gains or losses on investments	2.28	1.56	0.84	1.24	(1.64)	(4.14)

Total from investment operations	2.25	1.54	0.74	1.14	(1.80)	(4.30)

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(0.82)

Net asset value, end of period	$17.21	$ 14.96	$ 13.42	$12.68	$ 11.54	$ 13.34

Total return[2]	15.04%	11.48%	5.84%	9.88%	(13.49%)	(24.16%)

Ratios and supplemental data
Net assets, end of period (thousands)	$19,036	$19,125	$24,631	$33,939	$41,808	$63,449
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.56%[3]	2.54%	2.64%	2.69%	2.63%	2.60%
Expenses excluding waivers/reimbursements
and expense reductions	2.59%[3]	2.66%	2.71%	2.69%	2.63%	2.60%
Net investment income (loss)	(0.38%)[3]	(0.16%)	(0.76%)	(0.90%)	(1.17%)	(1.18%)
Portfolio turnover rate	23%	53%	99%	141%	73%	24%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$16.51	$14.66	$13.71	$12.36	$ 14.14	$ 19.33

Income from investment operations
Net investment income (loss)	0.05[2]	0.13[2]	0.04[2]	0.03[2]	(0.03)[2]	(0.02)[2]
Net realized and unrealized gains or losses on investments	2.50	1.72	0.91	1.32	(1.75)	(4.35)

Total from investment operations	2.55	1.85	0.95	1.35	(1.78)	(4.37)

Distributions to shareholders from
Net investment income	(0.18)	0	0	0	0	0
Net realized gains	0	0	0	0	0	(0.82)

Total distributions to shareholders	(0.18)	0	0	0	0	(0.82)

Net asset value, end of period	$18.88	$16.51	$14.66	$13.71	$ 12.36	$ 14.14

Total return	15.55%	12.62%	6.93%	10.92%	(12.59%)	(23.40%)

Ratios and supplemental data
Net assets, end of period (thousands)	$3,066	$3,424	$4,156	$6,085	$10,811	$21,386
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.56%[3]	1.54%	1.64%	1.68%	1.62%	1.49%
Expenses excluding waivers/reimbursements
and expense reductions	1.59%[3]	1.66%	1.71%	1.68%	1.62%	1.49%
Net investment income (loss)	0.62%[3]	0.83%	0.25%	0.24%	(0.17%)	(0.11%)
Portfolio turnover rate	23%	53%	99%	141%	73%	24%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 10.6%
Auto Components 0.8%
Compagnie Generale des Etablissements Michelin, Class B (p)	France	15,621	$1,128,294

Automobiles 1.5%
Toyota Motor Corp.	Japan	38,000	2,225,270

Hotels, Restaurants & Leisure 1.4%
Brinker International, Inc.	United States	12,149	472,619
Darden Restaurants, Inc.	United States	22,232	880,387
Hilton Hotels Corp.	United States	10,248	276,081
Mitchells & Butlers plc	United Kingdom	44,500	399,232

			2,028,319

Household Durables 1.6%
Barratt Developments plc	United Kingdom	18,500	334,474
Daito Trust Contruction Co. *	Japan	4,400	229,034
Makita Corp. (p)	Japan	43,700	1,298,743
Sony Corp.	Japan	8,400	422,474

			2,284,725

Media 2.8%
Omnicom Group, Inc.	United States	9,042	813,871
Time Warner, Inc.	United States	77,689	1,351,789
Vivendi Universal * (p)	France	33,274	1,215,965
Walt Disney Co.	United States	27,315	763,727

			4,145,352

Multi-line Retail 1.3%
J.C. Penney Co., Inc.	United States	12,046	788,531
Marks & Spencer Group plc	United Kingdom	33,800	363,640
Target Corp.	United States	14,478	768,782

			1,920,953

Specialty Retail 1.2%
Aoyama Trading Co., Ltd.	Japan	17,800	597,872
Lowe’s Cos.	United States	18,612	1,173,487

			1,771,359

CONSUMER STAPLES 7.4%
Beverages 1.9%
Asahi Breweries, Ltd. *	Japan	38,000	544,289
Coca-Cola Enterprises, Inc.	United States	28,728	561,058
Diageo plc	United Kingdom	100,800	1,662,602

			2,767,949

Food & Staples Retailing 1.5%
Delhaize Group	Belgium	8,700	627,297
Kroger Co. *	United States	54,600	1,106,196
Wal-Mart Stores, Inc.	United States	10,982	494,519

			2,228,012

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 0.7%
Archer-Daniels-Midland Co.	United States	17,691	$642,891
Dean Foods Co. *	United States	9,898	392,060

			1,034,951

Household Products 2.0%
Procter & Gamble Co.	United States	27,089	1,576,851
Reckitt Benckiser plc	United Kingdom	36,690	1,336,718

			2,913,569

Tobacco 1.3%
Altria Group, Inc.	United States	7,987	584,329
British American Tobacco plc	United Kingdom	34,000	868,773
Japan Tobacco, Inc. (p)	Japan	130	523,520

			1,976,622

ENERGY 9.9%
Energy Equipment & Services 1.1%
Nabors Industries, Ltd. *	Bermuda	22,484	839,328
Rowan Companies, Inc.	United States	19,234	852,643

			1,691,971

Oil, Gas & Consumable Fuels 8.8%
Anadarko Petroleum Corp.	United States	5,164	541,290
BP plc	United Kingdom	149,247	1,840,148
ConocoPhillips	United States	6,253	418,326
Eni SpA (p)	Italy	67,898	2,074,865
Exxon Mobil Corp.	United States	42,299	2,668,221
Marathon Oil Corp.	United States	14,874	1,180,401
Norsk Hydro ASA (p)	Norway	8,300	1,277,959
Petro-Canada	Canada	32,100	1,576,621
Statoil ASA (p)	Norway	24,700	813,515
Valero Energy Corp.	United States	7,354	476,098

			12,867,444

FINANCIALS 26.1%
Capital Markets 2.8%
Daiwa Securities Group, Inc. * (p)	Japan	32,000	444,280
Deutsche Bank AG (p)	Germany	9,361	1,150,382
Goldman Sachs Group, Inc.	United States	8,792	1,409,270
Lehman Brothers Holdings, Inc.	United States	7,566	1,143,601

			4,147,533

Commercial Banks 11.4%
Australia & New Zealand Banking Group, Ltd. (p)	Australia	49,000	1,040,105
Bank of America Corp.	United States	49,131	2,452,619
Barclays plc	United Kingdom	43,600	544,323
BNP Paribas SA (p)	France	14,708	1,391,083

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Commerzbank AG (p)	Germany	7,800	$323,555
Commonwealth Bank of Australia (p)	Australia	23,100	824,535
DnB NOR ASA (p)	Norway	49,200	682,502
Fortis (p)	Belgium	29,900	1,121,738
HBOS plc	United Kingdom	23,400	410,484
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	68,500	1,167,957
Lloyds TSB Group plc	United Kingdom	143,440	1,394,710
Mitsubishi UFJ Financial Group, Inc.	Japan	31	487,910
Mizuho Financial Group, Inc.	Japan	98	836,701
National City Corp.	United States	30,484	1,124,860
Societe Generale (p)	France	8,300	1,269,228
Sumitomo Trust & Banking Co., Ltd.	Japan	106,000	1,129,623
The Bank of Fukuoka, Ltd. * (p)	Japan	65,000	560,670

			16,762,603

Consumer Finance 0.4%
Acom Co., Ltd. (p)	Japan	5,930	346,216
Takefuji Corp.	Japan	4,200	273,279

			619,495

Diversified Financial Services 4.9%
CIT Group, Inc.	United States	14,783	798,430
Citigroup, Inc.	United States	44,005	2,198,050
ING Groep NV (p)	Netherlands	55,900	2,277,161
JPMorgan Chase & Co.	United States	24,224	1,099,285
Power Corporation of Canada (p)	Canada	27,800	789,710

			7,162,636

Insurance 4.7%
ACE, Ltd.	Cayman Islands	21,896	1,216,104
Aegon NV (p)	Netherlands	53,700	981,206
Allstate Corp.	United States	12,066	681,608
American International Group, Inc.	United States	7,396	482,589
Aviva plc	United Kingdom	56,000	817,523
AXA SA (p)	France	31,300	1,149,756
MetLife, Inc.	United States	8,577	446,862
St. Paul Travelers Companies, Inc.	United States	13,820	608,495
Zurich Financial Services AG	Switzerland	2,300	559,404

			6,943,547

Real Estate 0.7%
Corio NV	Netherlands	4,400	278,638
Nippon Building Fund, Inc. (p)	Japan	15	142,443
Simon Property Group, Inc. REIT	United States	7,769	636,126

			1,057,207

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 1.2%
Fannie Mae	United States	6,045	$305,877
Golden West Financial Corp.	United States	5,459	392,339
PMI Group, Inc.	United States	21,122	974,780

			1,672,996

HEALTH CARE 10.1%
Biotechnology 1.7%
Amgen, Inc. *	United States	20,721	1,402,812
CSL, Ltd.	Australia	25,700	1,126,181

			2,528,993

Health Care Equipment & Supplies 1.1%
Bausch & Lomb, Inc.	United States	8,732	427,431
Phonak Holding AG *	Switzerland	5,200	321,398
Terumo Corp. (p)	Japan	23,000	825,112

			1,573,941

Health Care Providers & Services 1.3%
Aetna, Inc.	United States	7,242	278,817
CIGNA Corp.	United States	3,480	372,360
Community Health Systems, Inc. *	United States	4,524	163,950
McKesson Corp.	United States	18,795	913,249
Quest Diagnostics, Inc.	United States	3,936	218,786

			1,947,162

Pharmaceuticals 6.0%
GlaxoSmithKline plc	United Kingdom	69,034	1,957,726
Johnson & Johnson	United States	20,923	1,226,297
Merck & Co., Inc.	United States	11,197	385,401
Novartis AG	Switzerland	9,811	562,651
Orion Oyj, Class B (p)	Finland	19,400	460,795
Pfizer, Inc.	United States	46,864	1,187,065
Roche Holding AG	Switzerland	6,734	1,035,082
Sanofi-Aventis SA (p)	France	9,980	942,018
Takeda Pharmaceutical Co., Ltd.	Japan	16,800	1,028,119

			8,785,154

INDUSTRIALS 10.5%
Aerospace & Defense 2.6%
BAE Systems plc	United Kingdom	202,621	1,541,772
Boeing Co.	United States	11,250	938,813
Lockheed Martin Corp.	United States	8,102	614,942
Northrop Grumman Corp.	United States	11,747	785,874

			3,881,401

Commercial Services & Supplies 0.4%
Manpower, Inc.	United States	7,836	510,515

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 2.0%
General Electric Co.	United States	45,760	$1,582,838
Orkla ASA (p)	Norway	10,300	542,281
Sumitomo Corp.	Japan	54,000	810,024

			2,935,143

Machinery 3.2%
Deere & Co.	United States	14,448	1,268,245
Ingersoll-Rand Co., Ltd., Class A	Bermuda	23,390	1,023,313
Kubota Corp. *	Japan	72,000	814,772
Paccar, Inc.	United States	6,278	451,577
Volvo AB, Class B (p)	Sweden	22,100	1,111,821

			4,669,728

Marine 1.2%
Nippon Yusen Kabushiki Kaisha *	Japan	192,000	1,178,370
Orient Overseas International, Ltd. (p)	Bermuda	152,200	572,213

			1,750,583

Road & Rail 0.7%
CSX Corp.	United States	15,185	1,040,021

Trading Companies & Distributors 0.4%
Mitsui & Co., Ltd. *	Japan	41,000	620,426

INFORMATION TECHNOLOGY 10.2%
Communications Equipment 1.7%
Cisco Systems, Inc. *	United States	53,514	1,121,118
L.M. Ericsson Telephone Co., Ser. B *	Sweden	140,500	500,517
Motorola, Inc.	United States	22,146	472,817
QUALCOMM, Inc.	United States	7,507	385,409

			2,479,861

Computers & Peripherals 2.0%
Apple Computer, Inc. *	United States	3,998	281,419
Dell, Inc. *	United States	16,226	425,121
Hewlett-Packard Co.	United States	33,851	1,099,142
International Business Machines Corp.	United States	14,096	1,160,665

			2,966,347

Electronic Equipment & Instruments 1.0%
Hitachi, Ltd. (p)	Japan	76,000	566,007
Jabil Circuit, Inc. *	United States	7,982	311,218
Toshiba Corp. * (p)	Japan	86,000	548,229

			1,425,454

Internet Software & Services 0.1%
Google, Inc., Class A *	United States	513	217,290

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.2%
Accenture, Ltd., Class A	Bermuda	15,808	$459,539
Capgemini SA	France	4,000	214,717
Computer Sciences Corp. *	United States	7,681	449,722
Fiserv, Inc. *	United States	9,920	447,194
Indra Sistemas SA	Spain	11,970	246,679

			1,817,851

Office Electronics 0.5%
Neopost (p)	France	4,125	466,973
Xerox Corp. *	United States	14,547	204,240

			671,213

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc. *	United States	13,706	443,389
ASM Pacific Technology, Ltd. (p)	Cayman Islands	45,000	262,045
Fujitsu, Ltd.	Japan	46,000	383,839
Intel Corp.	United States	24,841	496,323
NVIDIA Corp. *	United States	15,506	453,085
Texas Instruments, Inc.	United States	18,883	655,429
Tokyo Electron, Ltd. *	Japan	3,800	273,982

			2,968,092

Software 1.7%
Cadence Design Systems, Inc. *	United States	13,040	246,847
Microsoft Corp.	United States	68,112	1,644,905
Oracle Corp. *	United States	17,280	252,115
The Sage Group plc	United Kingdom	66,000	300,721

			2,444,588

MATERIALS 6.5%
Chemicals 1.0%
Ashland, Inc.	United States	8,908	586,324
Koninklijke DSM NV (p)	Netherlands	13,000	593,594
Methanex Corp.	Canada	12,500	276,277

			1,456,195

Construction Materials 0.8%
CRH plc - Irish Exchange	Ireland	10,800	397,539
Rinker Group, Ltd.	Australia	48,800	785,697

			1,183,236

Metals & Mining 4.5%
Anglo American plc	United Kingdom	26,300	1,119,237
BHP Billiton, Ltd.	United Kingdom	58,291	1,199,429
BlueScope Steel, Ltd. (p)	Australia	44,000	256,633
JFE Holdings, Inc. (p)	Japan	8,000	310,912
NuCor Corp.	United States	8,390	913,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Phelps Dodge Corp.	United States	8,253	$711,326
Sumitomo Metal Industries, Ltd. *	Japan	143,000	603,535
Teck Cominco, Ltd.	Canada	6,500	447,419
ThyssenKrupp AG	Germany	32,800	1,082,258

			6,643,749

Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	United States	6,832	188,427

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	United States	23,817	624,244
BellSouth Corp.	United States	4,873	164,610
BT Group plc	United Kingdom	122,800	490,701
Deutsche Telekom AG * (p)	Germany	30,654	554,304
Telefonica SA	Spain	22,000	352,812
Verizon Communications, Inc.	United States	30,180	996,845

			3,183,516

Wireless Telecommunication Services 1.2%
NTT DoCoMo, Inc.	Japan	175	261,585
Telus Corp. (p)	Canada	11,040	455,481
Vodafone Group plc	United Kingdom	475,900	1,123,220

			1,840,286

UTILITIES 3.4%
Electric Utilities 1.6%
E.ON AG	Germany	9,900	1,206,744
Endesa SA (p)	Spain	5,600	186,119
Enel SpA (p)	Italy	53,900	466,226
FirstEnergy Corp.	United States	8,736	443,003

			2,302,092

Independent Power Producers & Energy Traders 0.3%
TXU Corp.	United States	9,864	489,550

Multi-Utilities 1.5%
CenterPoint Energy, Inc.	United States	32,942	395,963
National Grid plc	United Kingdom	48,700	510,803
PG&E Corp.	United States	11,342	451,865
RWE AG (p)	Germany	6,500	564,046
SUEZ (p)	France	5,200	204,803

			2,127,480

Total Common Stocks (cost $107,715,454)			143,999,101

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

		Principal
	Country	Amount	Value

SHORT-TERM INVESTMENTS 21.7%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills:
4.35%, 05/18/2006 ƒ †	United States	$ 125,000	$124,743
4.40%, 05/11/2006 ƒ †	United States	75,000	74,908

			199,651

	Country	Shares	Value

MUTUAL FUND SHARES 21.5%
Evergreen Institutional U.S. Government Money Market Fund ø	United States	110,604	110,604
Evergreen Prime Cash Management Money Market Fund ø (pp)	United States	31,434,196	31,434,196

			31,544,800

Total Short-Term Investments (cost $31,744,451)			31,744,451

Total Investments (cost $139,459,905) 119.8%			175,743,552
Other Assets and Liabilities (19.8%)			(28,985,079)

Net Assets 100.0%			$146,758,473

(p)	All or a portion of this security is on loan.
*	Non-income producing security
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of April 30, 2006:
United States	44.5%
United Kingdom	13.5%
Japan	12.7%
France	5.5%
Germany	3.4%
Netherlands	2.9%
Australia	2.8%
Canada	2.5%
Norway	2.3%
Bermuda	2.0%
Italy	1.8%
Switzerland	1.7%
Belgium	1.2%
Sweden	1.1%
Cayman Islands	1.0%
Spain	0.5%
Finland	0.3%
Ireland	0.3%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2006:
Financials	27.0%
Industrials	10.7%
Information Technology	10.4%
Consumer Discretionary	10.4%
Health Care	10.3%
Energy	10.1%
Consumer Staples	7.6%
Materials	6.6%
Telecommunication Services	3.5%
Utilities	3.4%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $107,915,105) including $29,940,042 of
securities loaned	$144,198,752
Investments in affiliated money market funds, at value (cost $31,544,800)	31,544,800

Total investments	175,743,552
Foreign currency, at value (cost $42,146)	42,977
Receivable for securities sold	5,282,239
Receivable for Fund shares sold	8,302
Dividends receivable	535,087
Receivable for securities lending income	2,644
Prepaid expenses and other assets	47,120

Total assets	181,661,921

Liabilities
Payable for securities purchased	3,144,500
Payable for Fund shares redeemed	225,003
Payable for securities on loan	31,434,196
Payable for daily variation margin on open futures contracts	3,222
Advisory fee payable	10,094
Distribution Plan expenses payable	5,845
Due to other related parties	1,878
Accrued expenses and other liabilities	78,710

Total liabilities	34,903,448

Net assets	$146,758,473

Net assets represented by
Paid-in capital	$108,358,971
Undistributed net investment income	39,931
Accumulated net realized gains on investments	2,065,760
Net unrealized gains on investments	36,293,811

Total net assets	$146,758,473

Net assets consists of
Class A	$103,722,905
Class B	20,933,199
Class C	19,036,307
Class I	3,066,062

Total net assets	$146,758,473

Shares outstanding (unlimited number of shares authorized)
Class A	5,633,728
Class B	1,214,257
Class C	1,106,362
Class I	162,361

Net asset value per share
Class A	$18.41
Class A—Offering price (based on sales charge of 5.75%)	$19.53
Class B	$17.24
Class C	$17.21
Class I	$18.88

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $50,002)	$1,532,769
Income from affiliates	33,283
Interest	2,792

Total investment income	1,568,844

Expenses
Advisory fee	626,695
Distribution Plan expenses
Class A	148,537
Class B	114,565
Class C	95,437
Administrative services fee	71,542
Transfer agent fees	306,255
Trustees’ fees and expenses	1,217
Printing and postage expenses	27,111
Custodian and accounting fees	65,981
Registration and filing fees	32,237
Professional fees	12,401
Other	4,436

Total expenses	1,506,414
Less: Expense reductions	(1,231)
Fee waivers	(22,914)

Net expenses	1,482,269

Net investment income	86,575

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	10,212,611
Foreign currency related transactions	(3,563)
Futures contracts	58,978

Net realized gains on investments	10,268,026
Net change in unrealized gains or losses on investments	10,275,428

Net realized and unrealized gains or losses on investments	20,543,454

Net increase in net assets resulting from operations	$20,630,029

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006		Year Ended
	(unaudited)		October 31, 2005

Operations
Net investment income		$86,575		$489,300
Net realized gains on investments		10,268,026		22,975,093
Net change in unrealized gains or
losses on investments		10,275,428		(4,576,028)

Net increase in net assets resulting
from operations		20,630,029		18,888,365

Distributions to shareholders from
Net investment income
Class A		(722,419)		0
Class I		(33,790)		0

Total distributions to shareholders		(756,209)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	67,647	1,166,374	136,822	2,116,027
Class B	22,530	363,536	51,109	741,536
Class C	9,398	153,394	19,880	289,172
Class I	165	2,906	3,395	53,837

		1,686,210		3,200,572

Net asset value of shares issued in
reinvestment of distributions
Class A	41,142	689,128	0	0
Class I	1,289	22,112	0	0

		711,240		0

Automatic conversion of Class B
shares to Class A shares
Class A	227,784	3,924,177	584,554	9,065,799
Class B	(243,328)	(3,924,177)	(624,231)	(9,065,799)

		0		0

Payment for shares redeemed
Class A	(662,072)	(11,405,347)	(1,919,332)	(29,762,991)
Class B	(219,285)	(3,517,221)	(672,622)	(9,753,019)
Class C	(181,193)	(2,926,071)	(577,772)	(8,361,956)
Class I	(46,442)	(798,858)	(79,544)	(1,260,811)

		(18,647,497)		(49,138,777)

Net decrease in net assets resulting from
capital share transactions		(16,250,047)		(45,938,205)

Total increase (decrease) in net assets		3,623,773		(27,049,840)
Net assets
Beginning of period		143,134,700		170,184,540

End of period	$ 146,758,473		$ 143,134,700

Undistributed net investment income		$39,931		$709,565

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Global Large Cap Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.87% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2006, EIMC waived its advisory fee in the amount of $22,914.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2006, the transfer agent fees were equivalent to an annual rate of 0.43% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended April 30, 2006, EIS received $1,855 from the sale of Class A shares and $22,668 and $152 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $33,437,740 and $49,929,390, respectively, for the six months ended April 30, 2006.

At April 30, 2006, the Fund had open long futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	April 30, 2006	Loss

June 2006	3 FTSE 100 Index	$ 331,675	$ 329,371	$ 2,304
June 2006	5 DJ Euro Stoxx 50 Index	239,588	239,165	423
June 2006	23 E-mini S&P 500 Index	1,513,294	1,513,285	9

During the six months ended April 30, 2006, the Fund loaned securities to certain brokers and earned $19,370 in affiliated income relating to securities lending activity which is included in income from affiliates on the Statement of Operations. At April 30, 2006, the value of securities on loan and the value of collateral amounted to $29,940,042 and $31,434,196, respectively.

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $139,468,526. The gross unrealized appreciation and depreciation on securities based on tax cost was $37,642,778 and $1,367,752, respectively, with a net unrealized appreciation of $36,275,026.

As of October 31, 2005, the Fund had $8,112,860 in capital loss carryovers for federal income tax purposes expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund,

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

28

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $257 billion in assets as of March 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

573635 rv1 6/2006

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

573635 rv1 6/2006

Evergreen Global Opportunities Fund

Evergreen

GLOBAL OPPORTUNITIES FUND

Semiannual Report
as of April 30, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Global Opportunities Fund, which covers the six-month period ended April 30, 2006.

Investors in the international markets were the beneficiaries of robust performance in equities during the six-month investment period. The global economic recovery, fueled by dynamic growth in emerging market nations led by China and India, resulted in brisk rallies in major industrialized economies and significant advances in emerging markets. Developing economies closely linked to oil, natural gas and other basic materials performed particularly well as commodity prices jumped over the period. Over the six months, foreign equity markets generally outdistanced U.S. stock performance. In an environment in which major central banks cast a wary eye on possible inflationary pressures, the prices of gold and gold-mining stocks also moved ahead. In contrast, the strengthening U.S. dollar undercut the performance of high-quality foreign sovereign debt. This experience demonstrated, once again, the importance of asset allocation, as those portfolios diversified globally were able to take advantage of opportunities in different regions and asset classes.

With a backdrop of robust economic growth and rapidly rising energy prices, the U.S. Federal Reserve remained vigilant against the possibility of renewed inflation and continued to raise the target for its federal funds rate over the six months. The slower rate of recovery

1

LETTER TO SHAREHOLDERS continued

in other major industrialized nations allowed foreign monetary authorities to take more time in balancing the risk of inflation against the danger of undermining growth. However, during the six months, central bankers in Europe pushed short-term rates up, while Japan announced an end to its policy of accommodative easing. In this environment, Evergreen’s Investment Strategy Committee focused on a variety of factors suggesting that global expansion was continuing, and that central banks, while raising short-term rates, were moving from a policy of less accommodation, rather than greater restriction, of growth.

In this environment, managers of Evergreen Global Large Cap Equity Fund maintained an emphasis on industry-leading global corporations, while Evergreen Global Opportunities Fund focused on both foreign and domestic small- and mid-cap stocks. Evergreen International Equity Fund took advantage of opportunities among reasonably priced, well-financed, foreign corporations with strong growth prospects, adding to its positions in Europe, where economic conditions appeared to be improving, while taking some profits and reducing its emphasis in Japan. Evergreen Emerging Markets Growth Fund benefited from the vigorous expansion of economic activity in global developing nations, increasing its exposure in Russia, especially in energy stocks, while paring back its positions in Taiwan and Korea, where valuations appeared less attractive. The managers of Evergreen Precious Metals Fund retained the emphasis on the stocks of mining companies that were positioned to benefit from

2

LETTER TO SHAREHOLDERS continued

the sustained demand for gold. At the time, the investment team supervising Evergreen International Bond Fund favored bonds from smaller economies and slightly overweighted corporate securities, while also maintaining the Fund’s exposure to inflation-linked sovereign debt.

As always, we continue to encourage investors to diversify in their efforts to gain the benefits of different types of opportunities and to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Donald M. Bisson, CFA

• Francis X. Claro, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/16/1988

	Class A	Class B	Class C	Class I
Class inception date	3/16/1988	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKGAX	EKGBX	EKGCX	EKGYX

6-month return with sales charge	22.93%	25.01%	28.95%	N/A

6-month return w/o sales charge	30.43%	30.01%	29.95%	30.64%

Average annual return*

1-year with sales charge	39.17%	41.64%	45.62%	N/A

1-year w/o sales charge	47.66%	46.64%	46.62%	48.13%

5-year	14.22%	14.50%	14.74%	15.85%

10-year	10.17%	10.01%	10.01%	11.02%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund may charge shareholders a short-term trading fee of 1% on assets redeemed or exchanged within 90 days of the date of purchase. Please refer to the prospectus for complete details. Had this fee been reflected, returns would be lower.

Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. These historical returns for Class I reflect the 0.25% 12b-1 fee in effect at that time for Class A. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Global Opportunities Fund Class A shares versus a similar investment in the Standard and Poor’s Citigroup EMI World Growth Index (SPCGEMIWG) and the Consumer Price Index (CPI).

The SPCGEMIWG is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

This fund has participated in IPOs which may have affected performance. There is no assurance that this method will continue to have any impact on the fund’s performance returns.

All data is as of April 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading Actual provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading Hypothetical (5% return before expenses) provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading Hypothetical (5% return before expenses) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2005	4/30/2006	Period*

Actual
Class A	$1,000.00	$1,303.93	$ 9.43
Class B	$1,000.00	$1,300.06	$13.40
Class C	$1,000.00	$1,299.50	$13.40
Class I	$1,000.00	$1,306.43	$ 7.72
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,016.61	$ 8.25
Class B	$1,000.00	$1,013.14	$11.73
Class C	$1,000.00	$1,013.14	$11.73
Class I	$1,000.00	$1,018.10	$ 6.76

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.65% for Class A, 2.35% for Class B, 2.35% for Class C and 1.35% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$27.86	$ 22.21	$ 19.22	$13.71	$ 15.42	$ 27.82

Income from investment operations
Net investment income (loss)	(0.03)[1]	(0.18)[1]	(0.15)[1]	(0.17)[1]	(0.12)[1]	(0.14)[1]
Net realized and unrealized gains or losses on investments	7.97	5.83	3.14	5.68	(1.59)	(5.26)

Total from investment operations	7.94	5.65	2.99	5.51	(1.71)	(5.40)

Distribution to shareholders from
Net realized gains	(2.25)	0	0	0	0	(7.00)

Net asset value, end of period	$33.55	$ 27.86	$ 22.21	$19.22	$ 13.71	$ 15.42

Total return[2]	30.43%	25.44%	15.56%	40.19%	(11.09%)	(24.33%)

Ratios and supplemental data
Net assets, end of period (thousands)	$225,889	$139,975	$98,254	$88,541	$60,506	$56,546
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.65%[3]	1.78%	1.88%	2.08%	1.89%	1.77%
Expenses excluding waivers/reimbursements
and expense reductions	1.65%[3]	1.78%	1.88%	2.08%	1.89%	1.77%
Net investment income (loss)	(0.19%)[3]	(0.68%)	(0.72%)	(1.12%)	(0.76%)	(0.82%)
Portfolio turnover rate	51%	108%	171%	257%	256%	210%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$24.16	$ 19.40	$ 16.91	$12.15	$ 13.78	$ 25.79

Income from investment operations
Net investment income (loss)	(0.11)[1]	(0.31)[1]	(0.26)[1]	(0.25)[1]	(0.23)[1]	(0.24)[1]
Net realized and unrealized gains or losses on investments	6.83	5.07	2.75	5.01	(1.40)	(4.77)

Total from investment operations	6.72	4.76	2.49	4.76	(1.63)	(5.01)

Distributions to shareholders from
Net realized gains	(2.25)	0	0	0	0	(7.00)

Net asset value, end of period	$28.63	$ 24.16	$ 19.40	$16.91	$ 12.15	$ 13.78

Total return[2]	30.01%	24.54%	14.73%	39.18%	(11.83%)	(24.86%)

Ratios and supplemental data
Net assets, end of period (thousands)	$48,965	$32,136	$26,202	$31,244	$38,126	$78,946
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.35%[3]	2.48%	2.59%	2.81%	2.62%	2.52%
Expense excluding waivers/reimbursements
and expense reductions	2.35%[3]	2.48%	2.59%	2.81%	2.62%	2.52%
Net investment income (loss)	(0.90%)[3]	(1.38%)	(1.45%)	(1.87%)	(1.59%)	(1.58%)
Portfolio turnover rate	51%	108%	171%	257%	256%	210%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$24.27	$ 19.48	$ 16.98	$12.20	$ 13.83	$ 25.86

Income from investment operations
Net investment income (loss)	(0.11)[1]	(0.31)[1]	(0.26)[1]	(0.25)[1]	(0.22)[1]	(0.24)[1]
Net realized and unrealized gains or losses on investments	6.85	5.10	2.76	5.03	(1.41)	(4.79)

Total from investment operations	6.74	4.79	2.50	4.78	(1.63)	(5.03)

Distributions to shareholders from
Net realized gains	(2.25)	0	0	0	0	(7.00)

Net asset value, end of period	$28.76	$ 24.27	$ 19.48	$16.98	$ 12.20	$ 13.83

Total return[2]	29.95%	24.59%	14.72%	39.18%	(11.79%)	(24.88%)

Ratios and supplemental data
Net assets, end of period (thousands)	$49,652	$26,644	$19,316	$18,448	$15,585	$18,759
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.35%[3]	2.48%	2.59%	2.80%	2.63%	2.52%
Expenses excluding waivers/reimbursements
and expense reductions	2.35%[3]	2.48%	2.59%	2.80%	2.63%	2.52%
Net investment income (loss)	(0.83%)[3]	(1.37%)	(1.43%)	(1.85%)	(1.54%)	(1.57%)
Portfolio turnover rate	51%	108%	171%	257%	256%	210%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$28.46	$22.62	$19.52	$13.90	$15.59	$28.03

Income from investment operations
Net investment income (loss)	0.03[2]	(0.09)[2]	(0.10)[2]	(0.13)[2]	(0.09)[2]	(0.10)[2]
Net realized and unrealized gains or losses on investments	8.15	5.93	3.20	5.75	(1.60)	(5.34)

Total from investment operations	8.18	5.84	3.10	5.62	(1.69)	(5.44)

Distributions to shareholders from
Net realized gains	(2.25)	0	0	0	0	(7.00)

Net asset value, end of period	$34.39	$28.46	$22.62	$19.52	$13.90	$15.59

Total return	30.64%	25.82%	15.88%	40.43%	(10.84%)	(24.27%)

Ratios and supplemental data
Net assets, end of period (thousands)	$11,359	$5,744	$1,795	$ 761	$ 475	$ 538
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.35%[3]	1.48%	1.59%	1.77%	1.61%	1.52%
Expenses excluding waivers/reimbursements
and expense reductions	1.35%[3]	1.48%	1.59%	1.77%	1.61%	1.52%
Net investment income (loss)	0.17%[3]	(0.36%)	(0.48%)	(0.84%)	(0.53%)	(0.56%)
Portfolio turnover rate	51%	108%	171%	257%	256%	210%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS 95.2%
CONSUMER DISCRETIONARY 18.0%
Auto Components 1.0%
Continental AG	Germany	29,368	$3,499,661

Diversified Consumer Services 0.6%
Strayer Education, Inc.	United States	20,512	2,133,043

Hotels, Restaurants & Leisure 2.1%
Enterprise Inns plc	United Kingdom	79,392	1,350,012
Groupe Flo *	France	62,006	609,942
NH Hoteles SA	Spain	106,662	1,924,685
Regent Inns plc	United Kingdom	538,693	1,148,700
Station Casinos, Inc.	United States	26,200	2,019,496

			7,052,835

Household Durables 0.2%
Homestyle Group plc *	United Kingdom	286,491	620,046

Leisure Equipment & Products 1.5%
Amer Sports Corp.	Finland	34,850	715,551
Photo-Me International plc	United Kingdom	2,462,302	4,296,941

			5,012,492

Media 3.7%
Gestevision Telecinco SA	Spain	54,538	1,394,575
ITV plc	United Kingdom	739,100	1,549,103
Lamar Advertising Co., Class A *	United States	44,200	2,430,558
Promotora de Informaciones SA	Spain	87,573	1,605,663
Toho Co., Ltd.	Japan	38,300	742,561
Trinity Mirror plc	United Kingdom	135,802	1,358,807
Wegener NV	Netherlands	181,358	3,435,149

			12,516,416

Multi-line Retail 1.1%
Isetan Co., Ltd.	Japan	96,200	1,975,090
Macintosh Retail Group NV	Netherlands	15,738	1,649,473

			3,624,563

Specialty Retail 4.4%
Abercrombie & Fitch Co., Class A	United States	20,600	1,251,038
American Eagle Outfitters, Inc.	United States	89,130	2,887,812
Chico’s FAS, Inc. *	United States	29,306	1,086,080
Electronics Boutique plc	United Kingdom	2,829,672	4,125,774
Gruppo Coin SpA *	Italy	452,543	2,451,516
O’Reilly Automotive, Inc. *	United States	29,900	1,013,012
Pier 1 Imports, Inc.	United States	149,900	1,809,293

			14,624,525

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 3.4%
Adidas-Salomon AG	Germany	21,193	$4,478,533
Geox SpA *	Italy	161,493	2,304,357
Polo Ralph Lauren Corp., Class A	United States	39,844	2,419,328
Puma AG Rudolph Dassler Sport	Germany	2,844	1,147,444
Umbro Holdings, Ltd. *	United Kingdom	359,940	1,059,453

			11,409,115

CONSUMER STAPLES 2.5%
Beverages 1.4%
C&C Group plc	Ireland	228,230	1,772,415
Davide Campari Milano SpA	Italy	241,702	2,365,373
Koninklijke Grolsch NV	Netherlands	11,022	409,190

			4,546,978

Food Products 0.8%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	1,017	2,073,921
CJ Corp.	South Korea	3,410	466,405

			2,540,326

Personal Products 0.3%
Herbalife, Ltd. *	Cayman Islands	33,900	1,179,720

ENERGY 4.7%
Energy Equipment & Services 2.7%
Cooper Cameron Corp. *	United States	54,097	2,717,833
Dril-Quip, Inc. *	United States	27,800	2,001,044
Fugro NV	Netherlands	19,901	836,327
Helix Energy Solutions, Inc. *	United States	60,200	2,336,964
SBM Offshore NV	Netherlands	11,282	1,211,652

			9,103,820

Oil, Gas & Consumable Fuels 2.0%
Premier Oil plc *	United Kingdom	87,888	1,645,051
Southwestern Energy Co. *	United States	73,871	2,660,833
Star Energy Group plc	United Kingdom	168,820	1,052,275
Tullow Oil plc	United Kingdom	193,146	1,448,555

			6,806,714

FINANCIALS 8.1%
Capital Markets 2.8%
Affiliated Managers Group, Inc. *	United States	26,997	2,734,796
daVinci Advisors K.K. *	Japan	1,817	2,029,007
ICAP plc	United Kingdom	112,191	1,065,308
Man Group plc	United Kingdom	28,785	1,325,717
Schroders plc	United Kingdom	113,569	2,336,862

			9,491,690

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 1.4%
Anglo Irish Bank Corp. plc - Dublin Exchange	Ireland	155,093	$2,555,761
The Bank of Yokohama, Ltd.	Japan	258,000	2,025,798

			4,581,559

Consumer Finance 0.1%
Nissin Co., Ltd.	Japan	427,400	409,624

Diversified Financial Services 0.5%
Nasdaq Stock Market, Inc. *	United States	41,700	1,560,414

Insurance 1.8%
NIPPONKOA Insurance Co., Ltd.	Japan	307,000	2,745,265
QBE Insurance Group, Ltd.	Australia	26,821	455,863
Unipol Assicurazioni SpA	Italy	960,150	2,846,180

			6,047,308

Real Estate 1.5%
Creed Corp.	Japan	428	2,318,192
Patrizia Immobilien AG *	Germany	21,463	581,076
Tokyo Tatemono Co., Ltd.	Japan	196,000	2,266,245

			5,165,513

HEALTH CARE 6.4%
Biotechnology 0.7%
Nektar Therapeutics *	United States	49,900	1,073,349
OSI Pharmaceuticals, Inc. *	United States	9,500	252,415
PDL BioPharma, Inc. *	United States	39,900	1,148,322

			2,474,086

Health Care Equipment & Supplies 2.5%
Advanced Medical Optics, Inc. *	United States	23,500	1,095,100
American Medical Systems Holdings, Inc. *	United States	104,300	2,316,503
ArthroCare Corp. *	United States	48,721	2,208,523
Bausch & Lomb, Inc.	United States	50,700	2,481,765
Respironics, Inc. *	United States	4,900	179,438

			8,281,329

Health Care Providers & Services 1.2%
DaVita, Inc. *	United States	40,500	2,278,530
VCA Antech, Inc. *	United States	60,600	1,884,054

			4,162,584

Pharmaceuticals 2.0%
Biovail Corp.	Canada	77,200	2,011,832
Eurofins Scientific SA *	France	37,874	2,387,445
Kos Pharmaceuticals, Inc. *	United States	44,500	2,153,800

			6,553,077

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 30.1%
Aerospace & Defense 1.6%
BAE Systems plc	United Kingdom	264,232	$2,010,579
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	32,375	1,257,121
Showa Aircraft Industry Co., Ltd.	Japan	122,000	2,070,342

			5,338,042

Air Freight & Logistics 0.3%
Business Post Group plc	United Kingdom	109,273	819,525

Airlines 0.6%
AirTran Holdings, Inc. *	United States	65,100	910,098
Korean Air Co., Ltd.	South Korea	26,480	964,415

			1,874,513

Commercial Services & Supplies 8.9%
Brunel International, Inc.	Netherlands	68,264	2,586,012
Buhrmann NV	Netherlands	236,865	4,597,189
Corporate Services Group plc	United Kingdom	4,409,129	803,586
Danka Business System plc, ADR *	United Kingdom	364,503	448,339
Diamond Lease Co., Ltd.	Japan	34,000	1,823,617
Labor Ready, Inc. *	United States	86,700	2,291,481
Randstad Holding NV	Netherlands	85,863	5,713,921
USG People NV	Netherlands	124,850	10,767,797
Vedior NV	Netherlands	37,234	868,879

			29,900,821

Construction & Engineering 5.1%
Bilfinger Berger AG	Germany	26,300	1,676,790
Granite Construction, Inc.	United States	52,300	2,424,628
Koninklijke BAM Groep NV	Netherlands	27,561	2,963,448
Koninklijke Boskalis Westminster NV	Netherlands	63,891	4,985,925
McDermott International, Inc. *	United States	48,700	2,960,960
Okumura Corp.	Japan	389,000	2,161,681

			17,173,432

Electrical Equipment 2.7%
Carbone Lorraine SA	France	23,443	1,354,026
Leoni AG	Germany	32,438	1,347,210
Regal-Beloit Corp.	United States	51,200	2,388,992
Roper Industries, Inc.	United States	24,100	1,143,786
Thomas & Betts Corp. *	United States	48,100	2,739,295

			8,973,309

Industrial Conglomerates 0.7%
Walter Industries, Inc.	United States	34,900	2,314,917

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 6.9%
Aker Yards ASA	Norway	29,200	$2,340,359
Charter plc *	United Kingdom	303,752	4,423,288
Deutz AG *	Germany	193,698	1,775,740
Ishikawajima-Harima Heavy Industries Co., Ltd.	Japan	910,000	3,248,571
IWKA AG	Germany	30,845	897,397
JLG Industries, Inc.	United States	39,504	1,132,975
Kawasaki Heavy Industries, Ltd.	Japan	544,000	1,975,486
Kennametal, Inc.	United States	36,500	2,257,525
MAN AG	Germany	18,304	1,388,883
Manitowoc Co.	United States	44,000	2,181,960
THK Co., Ltd.	Japan	51,600	1,687,787

			23,309,971

Trading Companies & Distributors 2.8%
Ashtead Group plc *	United Kingdom	1,639,636	7,022,546
Hagemeyer NV *	Netherlands	451,960	2,459,772

			9,482,318

Transportation Infrastructure 0.5%
Cintra Concesiones de Infraestructuras de Transporte SA *	Spain	128,707	1,747,142

INFORMATION TECHNOLOGY 14.7%
Communications Equipment 2.0%
Arris Group, Inc. *	United States	204,400	2,422,140
F5 Networks, Inc. *	United States	38,900	2,277,984
Sierra Wireless, Inc. *	Canada	43,100	776,323
Sonus Networks, Inc. *	United States	238,400	1,184,848

			6,661,295

Computers & Peripherals 1.3%
Bull SA *	France	226,756	2,602,797
Logitech International SA *	Switzerland	42,163	1,750,207

			4,353,004

Electronic Equipment & Instruments 1.8%
Daktronics, Inc. *	United States	47,676	1,869,853
Itron, Inc. *	United States	38,300	2,568,015
Nidec Corp. *	Japan	19,400	1,497,687

			5,935,555

Internet Software & Services 1.3%
Akamai Technologies, Inc. *	United States	67,200	2,263,968
Openwave Systems, Inc. *	United States	115,300	2,145,733

			4,409,701

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 2.7%
Altran Technologies SA *	France	168,268	$2,441,401
Arrk, Ltd.	Japan	60,400	2,172,127
Cognizant Technology Solutions Corp., Class A *	United States	20,800	1,323,088
Getronics NV	Netherlands	55,922	677,203
MoneyGram International, Inc.	United States	71,529	2,424,833

			9,038,652

Office Electronics 1.2%
Neopost	France	36,703	4,154,985

Semiconductors & Semiconductor Equipment 3.3%
Advantest Corp.	Japan	106,300	1,958,133
ASE Test, Ltd.	Taiwan	5,295,000	716,909
ATI Technologies, Inc. *	Canada	111,400	1,728,928
Fairchild Semiconductor International, Inc., Class A *	United States	113,100	2,337,777
MEMC Electronic Materials, Inc. *	United States	45,600	1,851,360
Power Integrations, Inc. *	United States	64,300	1,361,231
SiRF Technology Holdings, Inc. *	United States	32,900	1,123,535

			11,077,873

Software 1.1%
Amdocs, Ltd. *	United States	67,400	2,507,280
Trend Micro, Inc.	Japan	32,500	1,260,222

			3,767,502

MATERIALS 5.3%
Chemicals 3.9%
Mitsubishi Gas Chemical Co., Inc.	Japan	161,000	2,141,853
NOVA Chemicals Corp	Canada	62,500	1,853,750
Sumitomo Bakelite Co., Ltd.	Japan	238,000	2,224,514
Tokuyama Corp.	Japan	176,000	2,907,799
Toray Industries, Inc.	Japan	254,000	2,382,995
Umicore SA	Belgium	9,387	1,498,275

			13,009,186

Metals & Mining 1.0%
Glamis Gold, Ltd. *	Canada	38,400	1,507,200
Randgold Resources, Ltd., ADR *	Channel Islands	22,238	541,273
Schnitzer Steel Industries, Inc., Class A	United States	37,500	1,474,875

			3,523,348

Paper & Forest Products 0.4%
Aracruz Celulose SA, ADR	Brazil	21,719	1,196,282
Miquel y Costas & Miquel SA	Spain	1,405	43,503

			1,239,785

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 0.6%
Time Warner Telecom, Inc. *	United States	122,900	$2,061,033

Wireless Telecommunication Services 2.4%
Carphone Warehouse plc *	United Kingdom	286,273	1,751,764
Leap Wireless International, Inc. *	United States	52,062	2,392,249
NII Holdings, Inc., Class B *	United States	37,200	2,228,280
Option NV *	Belgium	59,760	1,712,987

			8,085,280

UTILITIES 2.4%
Gas Utilities 0.4%
China Gas Holdings, Ltd. *	Hong Kong	6,558,000	1,133,395

Water Utilities 2.0%
AWG plc	United Kingdom	181,770	3,842,903
Sociedad General de Aguas de Barcelona SA	Spain	105,613	2,953,988

			6,796,891

Total Common Stocks (cost $234,521,018)			319,578,913

WARRANTS 0.0%
MATERIALS 0.0%
Metals & Mining 0.0%
Gabriel Resources, Ltd., Expiring 3/31/2007 * (cost $3,285)	Canada	14,650	17,008

SHORT-TERM INVESTMENTS 4.8%
MUTUAL FUND SHARES 4.8%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $16,146,616)	United States	16,146,616	16,146,616

Total Investments (cost $250,670,919) 100.0%			335,742,537
Other Assets and Liabilities 0.0%			123,553

Net Assets 100.0%			$335,866,090

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of April 30, 2006:
United States	36.6%
United Kingdom	13.5%
Japan	13.1%
Netherlands	12.9%
Germany	5.0%
France	4.0%
Italy	3.0%
Spain	2.9%
Canada	2.4%
Ireland	1.3%
Switzerland	1.1%
Belgium	1.0%
Brazil	0.7%
Norway	0.7%
South Korea	0.4%
Cayman Islands	0.4%
Hong Kong	0.3%
Taiwan	0.2%
Finland	0.2%
Channel Islands	0.2%
Australia	0.1%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2006:
Industrials	30.8%
Consumer Discretionary	18.9%
Information Technology	16.8%
Financials	8.5%
Health Care	6.7%
Materials	5.6%
Energy	5.0%
Telecommunication Services	2.6%
Consumer Staples	2.6%
Utilities	2.5%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $234,524,303)	$319,595,921
Investments in affiliated money market fund, at value (cost $16,146,616)	16,146,616

Total investments	335,742,537
Foreign currency, at value (cost $1,606,899)	1,667,587
Receivable for securities sold	5,849,090
Receivable for Fund shares sold	4,384,708
Dividends receivable	489,411
Prepaid expenses and other assets	58,174

Total assets	348,191,507

Liabilities
Payable for securities purchased	11,643,805
Payable for Fund shares redeemed	556,763
Advisory fee payable	24,276
Distribution Plan expenses payable	13,502
Due to other related parties	2,729
Accrued expenses and other liabilities	84,342

Total liabilities	12,325,417

Net assets	$335,866,090

Net assets represented by
Paid-in capital	$230,964,429
Undistributed net investment loss	(588,108)
Accumulated net realized gains on investments	20,349,615
Net unrealized gains on investments	85,140,154

Total net assets	$335,866,090

Net assets consists of
Class A	$225,889,331
Class B	48,965,393
Class C	49,651,958
Class I	11,359,408

Total net assets	$335,866,090

Shares outstanding (unlimited number of shares authorized)
Class A	6,733,914
Class B	1,710,373
Class C	1,726,139
Class I	330,323

Net asset value per share
Class A	$33.55
Class A — Offering price (based on sales charge of 5.75%)	$35.60
Class B	$28.63
Class C	$28.76
Class I	$34.39

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $99,022)	$1,719,305
Income from affiliate	154,084

Total investment income	1,873,389

Expenses
Advisory fee	1,148,273
Distribution Plan expenses
Class A	261,642
Class B	191,429
Class C	174,961
Administrative services fee	126,865
Transfer agent fees	248,195
Trustees’ fees and expenses	1,999
Printing and postage expenses	33,003
Custodian and accounting fees	117,425
Registration and filing fees	29,484
Professional fees	21,125
Other	1,792

Total expenses	2,356,193
Less: Expense reductions	(2,192)

Net expenses	2,354,001

Net investment loss	(480,612)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	21,633,509
Foreign currency related transactions	259,929

Net realized gains on investments	21,893,438
Net change in unrealized gains or losses on investments	45,975,308

Net realized and unrealized gains or losses on investments	67,868,746

Net increase in net assets resulting from operations	$67,388,134

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006		Year Ended
	(unaudited)		October 31, 2005

Operations
Net investment loss		$(480,612)		$(1,559,246)
Net realized gains on investments		21,893,438		31,400,471
Net change in unrealized gains or
losses on investments		45,975,308		7,671,437

Net increase in net assets resulting
from operations		67,388,134		37,512,662

Distributions to shareholders from
Net realized gains
Class A		(11,512,505)		0
Class B		(2,985,621)		0
Class C		(2,557,365)		0
Class I		(461,955)		0

Total distributions to shareholders		(17,517,446)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,240,163	67,194,387	1,452,459	38,201,738
Class B	564,293	14,521,990	387,084	8,702,802
Class C	711,446	18,551,470	323,230	7,310,165

Class I	164,043	5,094,985	191,800	5,019,226

		105,362,832		59,233,931

Automatic conversion of Class B
shares to Class A shares
Class A	31,803	964,277	68,365	1,762,857
Class B	(37,168)	(964,277)	(78,498)	(1,762,857)

		0		0

Payment for shares redeemed
Class A	(562,951)	(16,877,652)	(920,678)	(23,703,853)
Class B	(146,760)	(3,764,048)	(329,550)	(7,379,807)
Class C	(83,351)	(2,139,214)	(216,788)	(4,863,772)
Class I	(35,531)	(1,085,912)	(69,348)	(1,867,439)

		(23,866,826)		(37,814,871)

Net increase in net assets resulting
from capital share transactions		81,496,006		21,419,060

Total increase in net assets		131,366,694		58,931,722
Net assets
Beginning of period		204,499,396		145,567,674

End of period	$ 335,866,090		$ 204,499,396

Undistributed net investment loss	$ (588,108)		$ (107,496)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Global Opportunities Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.91% and declining to 0.66% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2006, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2006, the Fund paid brokerage commissions of $2,610 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2006, EIS received $59,145 from the sale of Class A shares and $26,189 and $2,389 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $184,265,115 and $127,709,951, respectively, for the six months ended April 30, 2006.

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $250,900,358. The gross unrealized appreciation and depreciation on securities based on tax cost was $87,957,864 and $3,115,685 respectively, with a net unrealized appreciation of $84,842,179.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an interested person of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566675 rv3 6/2006

Evergreen International Equity Fund

Evergreen

INTERNATIONAL EQUITY FUND

Semiannual Report
as of April 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen International Equity Fund, which covers the six-month period ended April 30, 2006.

Investors in the international markets were the beneficiaries of robust performance in equities during the six-month investment period. The global economic recovery, fueled by dynamic growth in emerging market nations led by China and India, resulted in brisk rallies in major industrialized economies and significant advances in emerging markets. Developing economies closely linked to oil, natural gas and other basic materials performed particularly well as commodity prices jumped over the period. Over the six months, foreign equity markets generally outdistanced U.S. stock performance. In an environment in which major central banks cast a wary eye on possible inflationary pressures, the prices of gold and gold-mining stocks also moved ahead. In contrast, the strengthening U.S. dollar undercut the performance of high-quality foreign sovereign debt. This experience demonstrated, once again, the importance of asset allocation, as those portfolios diversified globally were able to take advantage of opportunities in different regions and asset classes.

With a backdrop of robust economic growth and rapidly rising energy prices, the U.S. Federal Reserve remained vigilant against the possibility of renewed inflation and continued to raise the target for its federal funds rate over the six months. The slower rate of recovery in other major industrialized nations

LETTER TO SHAREHOLDERS continued

allowed foreign monetary authorities to take more time in balancing the risk of inflation against the danger of undermining growth. However, during the six months, central bankers in Europe pushed short-term rates up, while Japan announced an end to its policy of accommodative easing. In this environment, Evergreen’s Investment Strategy Committee focused on a variety of factors suggesting that global expansion was continuing, and that central banks, while raising short-term rates, were moving from a policy of less accommodation, rather than greater restriction, of growth.

In this environment, managers of Evergreen Global Large Cap Equity Fund maintained an emphasis on industry-leading global corporations, while Evergreen Global Opportunities Fund focused on both foreign and domestic small- and mid-cap stocks. Evergreen International Equity Fund took advantage of opportunities among reasonably priced, well-financed, foreign corporations with strong growth prospects, adding to its positions in Europe, where economic conditions appeared to be improving, while taking some profits and reducing its emphasis in Japan. Evergreen Emerging Markets Growth Fund benefited from the vigorous expansion of economic activity in global developing nations, increasing its exposure in Russia, especially in energy stocks, while paring back its positions in Taiwan and Korea, where valuations appeared less attractive. The managers of Evergreen Precious Metals Fund retained the emphasis on the stocks of mining companies that were positioned to benefit from the

LETTER TO SHAREHOLDERS continued

sustained demand for gold. At the time, the investment team supervising Evergreen International Bond Fund favored bonds from smaller economies and slightly overweighted corporate securities, while also maintaining the Fund’s exposure to inflation-linked sovereign debt.

As always, we continue to encourage investors to diversify in their efforts to gain the benefits of different types of opportunities and to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of April 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Gilman C. Gunn

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1979

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/20/1998	9/6/1979	3/6/1998	3/9/1998	10/10/2003

Nasdaq symbol	EKZAX	EKZBX	EKZCX	EKZYX	EKZRX

6-month return with sales charge	15.93%	17.57%	21.50%	N/A	N/A

6-month return w/o sales charge	23.02%	22.57%	22.50%	23.11%	22.94%

Average annual return*

1-year with sales charge	26.83%	28.69%	32.59%	N/A	N/A

1-year w/o sales charge	34.60%	33.69%	33.59%	35.03%	34.30%

5-year	9.34%	9.62%	9.89%	10.99%	10.15%

10-year	8.57%	8.59%	8.59%	9.43%	8.72%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund may charge shareholders a short-term trading fee of 1% on assets redeemed or exchanged within 90 days of the date of purchase. Please refer to the prospectus for complete details. Had this fee been reflected, returns would be lower.

Historical performance shown for Classes A, C, I and R prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A, I and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, I, and R would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen International Equity Fund Class A shares versus a similar investment in the Morgan Stanley Capital International Europe, Australia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of April 30, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2005	4/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,230.20	$ 5.58
Class B	$ 1,000.00	$ 1,225.69	$ 9.44
Class C	$ 1,000.00	$ 1,224.96	$ 9.43
Class I	$ 1,000.00	$ 1,231.11	$ 3.93
Class R	$ 1,000.00	$ 1,229.37	$ 6.69
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.79	$ 5.06
Class B	$ 1,000.00	$ 1,016.31	$ 8.55
Class C	$ 1,000.00	$ 1,016.31	$ 8.55
Class I	$ 1,000.00	$ 1,021.27	$ 3.56
Class R	$ 1,000.00	$ 1,018.79	$ 6.06

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.01% for Class A, 1.71% for Class B, 1.71% for Class C, 0.71% for Class I and 1.21% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 9.65	$ 8.15	$ 7.06	$5.89	$6.47	$ 8.61

Income from investment operations
Net investment income (loss)	0.10[1]	0.10	0.05[1]	0.08[1]	0.07[1]	0.05[1]
Net realized and unrealized gains or losses on investments	2.02	1.50	1.11	1.14	(0.60)	(1.50)

Total from investment operations	2.12	1.60	1.16	1.22	(0.53)	(1.45)

Distributions to shareholders from
Net investment income	(0.24)	(0.10)	(0.07)	(0.05)	(0.05)	(0.02)
Net realized gains	(0.42)	0	0	0	0	(0.67)

Total distributions to shareholders	(0.66)	(0.10)	(0.07)	(0.05)	(0.05)	(0.69)

Net asset value, end of period	$11.11	$ 9.65	$ 8.15	$7.06	$5.89	$ 6.47

Total return[2]	23.02%	19.83%	16.60%	20.89%	(8.27%)	(18.20%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 612	$ 476	$ 285	$178	$ 195	$ 150
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.01%[3]	1.03%	1.07%	1.13%	1.12%	1.17%
Expenses excluding waivers/reimbursements
and expense reductions	1.01%[3]	1.03%	1.07%	1.13%	1.12%	1.17%
Net investment income (loss)	2.07%[3]	1.48%	0.68%	1.26%	1.11%	0.76%
Portfolio turnover rate	31%	58%	72%	141%	92%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 9.38	$ 7.93	$ 6.88	$5.74	$6.33	$ 8.49

Income from investment operations
Net investment income (loss)	0.07[1]	0.07	0[1]	0.02[1]	0.02[1]	0[1]
Net realized and unrealized gains or losses on investments	1.96	1.44	1.08	1.12	(0.57)	(1.48)

Total from investment operations	2.03	1.51	1.08	1.14	(0.55)	(1.48)

Distributions to shareholders from
Net investment income	(0.17)	(0.06)	(0.03)	0	(0.04)	(0.01)
Net realized gains	(0.42)	0	0	0	0	(0.67)

Total distributions to shareholders	(0.59)	(0.06)	(0.03)	0	(0.04)	(0.68)

Net asset value, end of period	$10.82	$ 9.38	$ 7.93	$6.88	$5.74	$ 6.33

Total return[2]	22.57%	19.05%	15.82%	19.86%	(8.75%)	(18.78%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 72	$ 57	$ 47	$38	$ 31	$ 37
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.71%[3]	1.73%	1.77%	1.85%	1.87%	1.92%
Expenses excluding waivers/reimbursements
and expense reductions	1.71%[3]	1.73%	1.77%	1.85%	1.87%	1.92%
Net investment income (loss)	1.36%[3]	0.80%	(0.04%)	0.37%	0.29%	0.04%
Portfolio turnover rate	31%	58%	72%	141%	92%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 9.39	$ 7.94	$ 6.88	$5.74	$6.33	$ 8.50

Income from investment operations
Net investment income (loss)	0.07[1]	0.07	0[1]	0.03[1]	0.02[1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	1.95	1.43	1.09	1.11	(0.57)	(1.47)

Total from investment operations	2.02	1.50	1.09	1.14	(0.55)	(1.49)

Distributions to shareholders from
Net investment income	(0.17)	(0.05)	(0.03)	0	(0.04)	(0.01)
Net realized gains	(0.42)	0	0	0	0	(0.67)

Total distributions to shareholders	(0.59)	(0.05)	(0.03)	0	(0.04)	(0.68)

Net asset value, end of period	$10.82	$ 9.39	$ 7.94	$6.88	$5.74	$ 6.33

Total return[2]	22.50%	19.00%	15.92%	19.86%	(8.75%)	(18.88%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 99	$ 74	$ 58	$52	$ 44	$ 49
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.71%[3]	1.73%	1.77%	1.85%	1.87%	1.93%
Expenses excluding waivers/reimbursements
and expense reductions	1.71%[3]	1.73%	1.77%	1.85%	1.87%	1.93%
Net investment income (loss)	1.40%[3]	0.77%	(0.05%)	0.44%	0.33%	(0.36%)
Portfolio turnover rate	31%	58%	72%	141%	92%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 9.74	$ 8.21	$ 7.11	$5.93	$6.49	$ 8.62

Income from investment operations
Net investment income (loss)	0.11	0.16	0.07[2]	0.09[2]	0.09[2]	0.07[2]
Net realized and unrealized gains or losses on investments	2.03	1.49	1.13	1.15	(0.60)	(1.51)

Total from investment operations	2.14	1.65	1.20	1.24	(0.51)	(1.44)

Distributions to shareholders from
Net investment income	(0.26)	(0.12)	(0.10)	(0.06)	(0.05)	(0.02)
Net realized gains	(0.42)	0	0	0	0	(0.67)

Total distributions to shareholders	(0.68)	(0.12)	(0.10)	(0.06)	(0.05)	(0.69)

Net asset value, end of period	$11.20	$ 9.74	$ 8.21	$7.11	$5.93	$ 6.49

Total return	23.11%	20.29%	16.98%	21.19%	(7.90%)	(18.02%)

Ratios and supplemental data
Net assets, end of period (millions)	$2,446	$2,006	$1,559	$1,173	$ 677	$ 522
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.71%[3]	0.73%	0.77%	0.84%	0.88%	0.92%
Expenses excluding waivers/reimbursements
and expense reductions	0.71%[3]	0.73%	0.77%	0.84%	0.88%	0.92%
Net investment income (loss)	2.34%[3]	1.78%	0.96%	1.40%	1.33%	1.07%
Portfolio turnover rate	31%	58%	72%	141%	92%	129%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS R	(unaudited)	2005	2004	2003[1]

Net asset value, beginning of period	$ 9.57	$ 8.00	$6.88	$6.97

Income from investment operations
Net investment income (loss)	0.10[2]	0.11[2]	0.01	0[2]
Net realized and unrealized gains or losses on investments	1.99	1.46	1.11	(0.09)

Total from investment operations	2.09	1.57	1.12	(0.09)

Distributions to shareholders from
Net investment income	(0.24)	0	0	0
Net realized gains	(0.42)	0	0	0

Total distributions to shareholders	(0.66)	0	0	0

Net asset value, end of period	$11.00	$ 9.57	$8.00	$6.88

Total return	22.94%	19.63%	16.28%	(1.29%)

Ratios and supplemental data
Net assets, end of period (thousands)	$3,671	$1,958	$434	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.21%[3]	1.23%	1.28%	0.95%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.21%[3]	1.23%	1.28%	0.95%[3]
Net investment income (loss)	1.97%[3]	1.21%	0.89%	(1.83%)[3]
Portfolio turnover rate	31%	58%	72%	141%

1 For the period from October 10, 2003 (commencem ent of class operations), to October 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS 96.7%
CONSUMER DISCRETIONARY 11.9%
Auto Components 0.4%
Continental AG	Germany	84,345	$10,051,038
Hyundai Mobis Co., Ltd.	South Korea	36,120	3,190,156

			13,241,194

Automobiles 2.5%
Astra International	Indonesia	4,734,000	6,438,800
Toyota Motor Corp.	Japan	1,252,300	73,334,371

			79,773,171

Hotels, Restaurants & Leisure 1.2%
Ladbrokes plc	United Kingdom	1,093,250	8,358,546
Sodexho Alliance SA	France	654,656	31,537,357

			39,895,903

Household Durables 2.1%
Koninklijke Philips Electronics NV	Netherlands	1,528,445	52,786,727
Sharp Corp.	Japan	798,000	14,026,220

			66,812,947

Leisure Equipment & Products 0.3%
Photo-Me International plc	United Kingdom	6,053,998	10,564,777

Media 2.6%
Axel Springer Verlag AG	Germany	19,766	2,670,670
Edipresse SA	Switzerland	2,795	1,305,527
Lagardere Groupe	France	57,088	4,721,758
PagesJaunes SA	France	263,862	7,633,427
Television Broadcasts, Ltd.	Hong Kong	2,190,000	13,684,940
Toho Co., Ltd.	Japan	246,100	4,771,393
Trinity Mirror plc	United Kingdom	949,798	9,503,485
Vivendi Universal *	France	1,092,300	39,917,014

			84,208,214

Multi-line Retail 0.8%
Isetan Co., Ltd.	Japan	361,200	7,415,827
NEXT plc	United Kingdom	367,777	10,805,102
Takashimaya Co., Ltd.	Japan	535,000	7,822,958

			26,043,887

Specialty Retail 0.6%
Kingfisher plc	United Kingdom	2,378,589	9,764,803
Yamada Denki Co., Ltd.	Japan	85,800	9,362,332

			19,127,135

Textiles, Apparel & Luxury Goods 1.4%
Adidas-Salomon AG	Germany	90,935	19,216,504
Christian Dior SA	France	188,670	20,024,338
Geox SpA *	Italy	484,657	6,915,610

			46,156,452

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 7.6%
Beverages 2.6%
Diageo plc	United Kingdom	2,158,256	$35,598,428
Heineken NV	Netherlands	1,007,016	40,831,400
Wolverhampton & Dudley Breweries plc	United Kingdom	287,150	6,803,485

			83,233,313

Food & Staples Retailing 0.8%
Carrefour SA	France	452,426	26,268,430

Food Products 2.4%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	3,781	7,710,418
Cresud S.A.C.I.F.	Argentina	201,465	3,499,447
Ezaki Glico Co., Ltd.	Japan	349,000	3,719,230
Koninklijke Wessanen NV	Netherlands	221,706	3,589,079
Lotte Confectionery Co., Ltd.	South Korea	7,238	9,754,014
Nestle SA	Switzerland	155,525	47,416,541
Tata Tea, Ltd.	India	100,037	1,856,747

			77,545,476

Personal Products 0.3%
Shiseido Co., Ltd.	Japan	483,000	9,364,416

Tobacco 1.5%
British American Tobacco plc	United Kingdom	1,742,551	44,525,909
Swedish Match AB	Sweden	347,945	5,227,738

			49,753,647

ENERGY 8.2%
Oil, Gas & Consumable Fuels 8.2%
BP plc	United Kingdom	8,334,145	102,756,225
Eni SpA	Italy	1,210,803	37,000,402
Petroleo Brasileiro SA, ADR	Brazil	64,448	6,369,396
Royal Dutch Shell plc, Class A	United Kingdom	259,394	8,868,947
Statoil ASA	Norway	645,900	21,273,254
Total SA, Class B	France	322,786	89,345,530

			265,613,754

FINANCIALS 26.0%
Capital Markets 3.4%
Compagnie Nationale a Portefeuille	Belgium	10,737	4,049,820
Deutsche Bank AG	Germany	458,954	56,401,266
Nomura Holdings, Inc.	Japan	1,016,400	23,012,662
UBS AG	Switzerland	227,111	26,909,537

			110,373,285

Commercial Banks 11.4%
ABN AMRO Holding NV	Netherlands	727,641	21,767,062
Anglo Irish Bank Corp. plc - Dublin Exchange	Ireland	1,594,571	26,276,769

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Banco Macro Bansud SA, ADR	Argentina	92,903	$2,152,563
Bangkok Bank	Thailand	1,988,200	6,305,858
BNP Paribas SA	France	460,332	43,538,211
BNP Paribas SA	France	46,033	4,205,575
Chinatrust Financial Holding Co., Ltd.	Taiwan	3,978,000	3,266,481
HBOS plc	United Kingdom	642,102	11,263,777
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	503,511	8,585,101
HSBC Holdings plc - London Exchange	United Kingdom	1,142,434	19,728,298
Lloyds TSB Group plc	United Kingdom	1,737,050	16,889,859
Mitsubishi UFJ Financial Group, Inc.	Japan	2,942	46,304,229
Mizuho Financial Group, Inc.	Japan	3,778	32,255,676
Royal Bank of Scotland Group plc	United Kingdom	2,232,825	72,883,557
Sumitomo Mitsui Financial Group	Japan	1,648	18,113,075
Sumitomo Trust & Banking Co., Ltd.	Japan	955,000	10,177,262
The Bank of Yokohama, Ltd.	Japan	1,885,000	14,800,888
The Chiba Bank, Ltd.	Japan	1,020,000	9,246,637

			367,760,878

Consumer Finance 1.7%
Aiful Corp.	Japan	103,950	6,215,246
Orix Corp.	Japan	158,010	47,515,537

			53,730,783

Diversified Financial Services 2.7%
AFK Sistema, GDR *	Russia	316,196	7,746,802
Groupe Bruxelles Lambert SA	Belgium	162,475	18,444,370
Guoco Group, Ltd.	Bermuda	1,531,000	19,025,318
ING Groep NV	Netherlands	601,086	24,486,041
Keppel Corp.	Singapore	340,000	3,280,357
Pargesa Holdings SA	Switzerland	148,068	15,037,737

			88,020,625

Insurance 4.3%
Allianz AG	Germany	42,556	7,130,982
Amlin plc	United Kingdom	1,500,146	7,696,463
Baloise-Holding AG	Switzerland	147,446	11,254,694
Catlin Group, Ltd. *	Bermuda	998,793	8,819,593
CNP Assurances	France	211,966	22,938,479
Irish Life & Permanent plc - Dublin Exchange	Ireland	666,916	17,028,245
Irish Life & Permanent plc - London Exchange	Ireland	262,902	6,692,710
Mitsui Sumitomo Insurance Co., Ltd.	Japan	1,987,000	26,818,298
Sompo Japan Insurance, Inc.	Japan	589,000	8,545,239
Swiss Reinsurance Co.	Switzerland	223,877	16,330,849
TrygVesta A/S *	Denmark	96,262	5,930,583

			139,186,135

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 2.5%
British Land Co. plc	United Kingdom	773,287	$17,701,482
Hysan Development Co., Ltd.	Hong Kong	3,308,000	9,535,600
IRSA-Inversiones y Representaciones SA *	Argentina	400,975	5,336,977
IVG Immobilien AG	Germany	745,389	21,413,220
Mitsubishi Estate Co., Ltd.	Japan	672,000	14,712,741
Patrizia Immobilien AG *	Germany	14,235	385,390
Tokyo Tatemono Co., Ltd.	Japan	1,098,000	12,695,595

			81,781,005

HEALTH CARE 4.9%
Health Care Equipment & Supplies 0.4%
Smith & Nephew plc	United Kingdom	1,449,194	11,977,967

Pharmaceuticals 4.5%
Eurofins Scientific SA *	France	25,821	1,627,666
GlaxoSmithKline plc	United Kingdom	2,664,042	75,549,213
Novartis AG	Switzerland	428,733	24,587,396
Roche Holding AG	Switzerland	287,618	44,209,691

			145,973,966

INDUSTRIALS 16.7%
Aerospace & Defense 2.1%
BAE Systems plc	United Kingdom	8,905,680	67,764,596

Airlines 0.1%
Air France-KLM	France	144,197	3,359,466

Building Products 1.4%
Assa Abloy AB, Class B	Sweden	1,207,400	23,394,135
Compagnie de Saint-Gobain SA	France	307,230	23,063,917

			46,458,052

Commercial Services & Supplies 1.1%
Buhrmann NV	Netherlands	715,492	13,886,610
Randstad Holding NV	Netherlands	87,099	5,796,173
USG People NV	Netherlands	195,202	16,835,366

			36,518,149

Construction & Engineering 0.8%
Bilfinger Berger AG	Germany	185,399	11,820,351
Impregilo SpA	Italy	339,450	1,452,020
Koninklijke Boskalis Westminster NV	Netherlands	44,293	3,456,537
Okumura Corp.	Japan	1,440,000	8,002,110

			24,731,018

Electrical Equipment 2.1%
Alstom SA *	France	211,599	19,184,728
Carbone Lorraine SA	France	56,243	3,248,495

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment continued
Mitsubishi Electric Corp.	Japan	1,904,000	$16,590,732
Schneider Electric SA	France	255,681	28,976,806

			68,000,761

Industrial Conglomerates 1.8%
Far Eastern Textile, Ltd.	Taiwan	16,898,080	15,517,402
Shanghai Industrial Holdings, Ltd.	Hong Kong	2,078,000	4,475,762
Siemens AG	Germany	400,448	37,924,947

			57,918,111

Machinery 6.7%
Aker Yards ASA	Norway	56,900	4,560,493
Fanuc, Ltd.	Japan	289,100	27,377,183
Heidelberger Druckmaschinen AG *	Germany	257,861	13,024,566
Ishikawajima-Harima Heavy Industries Co., Ltd.	Japan	13,075,000	46,675,899
Kawasaki Heavy Industries, Ltd.	Japan	2,374,000	8,620,962
KCI Konecranes International Oyj	Finland	837,350	15,532,681
Komatsu, Ltd.	Japan	1,828,000	39,138,134
Komori Corp.	Japan	304,000	7,096,808
NGK Insulators, Ltd.	Japan	616,000	8,834,046
Sumitomo Heavy Industries, Ltd.	Japan	1,519,000	16,027,433
THK Co., Ltd.	Japan	863,700	28,250,804

			215,139,009

Road & Rail 0.6%
Central Japan Railway Co.	Japan	1,835	18,877,605

INFORMATION TECHNOLOGY 3.8%
Communications Equipment 0.5%
L.M. Ericsson Telephone Co., Ser. B *	Sweden	1,852,000	6,597,558
Sierra Wireless, Inc. *	Canada	468,300	8,435,088

			15,032,646

IT Services 0.2%
NEC Fielding, Ltd.	Japan	278,500	4,559,632

Office Electronics 1.3%
Canon, Inc.	Japan	211,000	16,159,412
Neopost	France	234,199	26,512,637

			42,672,049

Semiconductors & Semiconductor Equipment 1.3%
Advantest Corp.	Japan	124,800	14,397,046
Rohm Co., Ltd.	Japan	117,900	12,564,389
Samsung Electronics Co., Ltd.	South Korea	19,750	13,485,660
United Microelectronics Corp.	Taiwan	2,658,000	1,849,362

			42,296,457

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 0.5%
Nintendo Co., Ltd.	Japan	114,800	$17,159,940

MATERIALS 9.5%
Chemicals 4.3%
Akzo Nobel NV	Netherlands	199,571	11,501,664
BASF AG	Germany	316,809	27,187,450
Bayer AG	Germany	174,571	8,133,041
Hitachi Chemical Co., Ltd.	Japan	409,900	11,965,779
Imperial Chemical Industries plc	United Kingdom	675,031	4,398,241
Lonza Group AG	Switzerland	288,452	20,460,062
Sanyo Chemical Industries, Ltd.	Japan	528,000	4,712,213
Sumitomo Bakelite Co., Ltd.	Japan	325,000	3,037,677
Sumitomo Chemical Co., Ltd.	Japan	909,000	7,976,629
Taiwan Fertilizer Co., Ltd.	Taiwan	3,400,000	6,265,710
Tokuyama Corp.	Japan	371,000	6,129,508
Toray Industries, Inc.	Japan	2,241,000	21,024,769
Umicore SA	Belgium	39,641	6,327,167

			139,119,910

Construction Materials 1.7%
Cemex SA de CV, ADR	Mexico	415,111	28,028,295
CRH plc - London Exchange	Ireland	370,761	13,624,000
Imerys	France	133,722	11,499,198

			53,151,493

Containers & Packaging 0.3%
Rexam plc	United Kingdom	909,637	9,035,327

Metals & Mining 2.7%
Barrick Gold Corp.	Canada	514,287	15,675,468
BHP Billiton, Ltd.	United Kingdom	2,666,597	54,869,451
Evraz Group SA, GDR	Luxembourg	278,995	6,974,875
JSC MMC Norilsk Nickel Group, ADR	Russia	59,009	7,789,188
Polyus Gold Mining Co. * +	Russia	80,284	3,371,928

			88,680,910

Paper & Forest Products 0.5%
UPM-Kymmene Oyj	Finland	703,200	16,516,172

TELECOMMUNICATION SERVICES 5.0%
Diversified Telecommunication Services 2.3%
Chunghwa Telecom Co., Ltd.	Taiwan	1,447,000	2,779,989
Deutsche Telekom AG *	Germany	793,364	14,346,075
Eircom Group plc - Dublin Exchange	Ireland	814,415	2,221,351
Eircom Group plc - London Exchange	Ireland	1,373,202	3,745,465
Elisa Oyj	Finland	40,950	841,833
Koninklijke KPN NV	Netherlands	537,483	6,318,762
Tele Norte Leste Participacoes SA, ADR	Brazil	68,925	1,253,056

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Telefonica SA	Spain	1,547,105	$24,810,819
Telenor ASA	Norway	1,535,200	17,809,167

			74,126,517

Wireless Telecommunication Services 2.7%
Bouygues SA	France	248,990	13,598,331
China Unicom Ltd.	Hong Kong	3,690,000	3,141,054
Option NV *	Belgium	429,016	12,297,503
Telemig Celular Participacoes SA, ADR	Brazil	77,370	3,373,332
Vodafone Group plc	United Kingdom	23,035,314	54,367,979

			86,778,199

UTILITIES 3.1%
Electric Utilities 2.1%
E.ON AG	Germany	320,565	39,074,732
Korea Electric Power Corp.	South Korea	647,860	28,781,566

			67,856,298

Multi-Utilities 1.0%
RWE AG	Germany	383,465	33,275,644

Total Common Stocks (cost $2,255,392,649)			3,125,435,321

PREFERRED STOCKS 1.6%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche AG	Germany	3,139	3,133,364

HEALTH CARE 0.9%
Health Care Equipment & Supplies 0.9%
Fresenius AG	Germany	168,328	29,152,095

INFORMATION TECHNOLOGY 0.4%
Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	South Korea	26,439	14,324,687

UTILITIES 0.2%
Electric Utilities 0.2%
Centrais Eletricas Brasileiras SA, Class B	Brazil	246,000,000	6,465,611

Total Preferred Stocks (cost $33,250,188)			53,075,757

RIGHTS 0.0%
FINANCIALS 0.0%
Insurance 0.0%
Swiss Reinsurance Co. * + (h) (cost $0)	Switzerland	223,877	0

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Country	Shares	Value

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $24,887,422)	United States	24,887,422	$24,887,422

Total Investments (cost $2,313,530,259) 99.1%			3,203,398,500
Other Assets and Liabilities 0.9%			29,722,484

Net Assets 100.0%			$3,233,120,984

*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of April 30, 2006:
Japan	23.4%
United Kingdom	21.4%
France	13.3%
Germany	10.5%
Switzerland	6.8%
Netherlands	6.3%
Ireland	2.2%
South Korea	2.2%
Italy	1.4%
Norway	1.4%
Belgium	1.3%
Sweden	1.1%
Finland	1.0%
Hong Kong	1.0%
Taiwan	0.9%
Mexico	0.9%
Bermuda	0.9%
Spain	0.8%
Canada	0.8%
Russia	0.6%
Brazil	0.5%
Argentina	0.3%
Luxembourg	0.2%
Indonesia	0.2%
Thailand	0.2%
Denmark	0.2%
Singapore	0.1%
India	0.1%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2006:
Financials	26.4%
Industrials	17.0%
Consumer Discretionary	12.2%
Materials	9.6%
Energy	8.4%
Consumer Staples	7.7%
Health Care	5.9%
Telecommunication Services	4.7%
Information Technology	4.7%
Utilities	3.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $2,288,642,837)	$3,178,511,078
Investments in affiliated money market fund, at value (cost $24,887,422)	24,887,422

Total investments	3,203,398,500
Foreign currency, at value (cost $2,879,811)	2,923,025
Receivable for securities sold	43,151,924
Receivable for Fund shares sold	7,206,767
Dividends receivable	14,666,786
Prepaid expenses and other assets	116,561

Total assets	3,271,463,563

Liabilities
Payable for securities purchased	30,609,674
Payable for Fund shares redeemed	7,282,053
Advisory fee payable	104,617
Distribution Plan expenses payable	29,218
Due to other related parties	26,347
Accrued expenses and other liabilities	290,670

Total liabilities	38,342,579

Net assets	$3,233,120,984

Net assets represented by
Paid-in capital	$2,194,280,779
Undistributed net investment income	31,971,621
Accumulated net realized gains on investments	116,485,488
Net unrealized gains on investments	890,383,096

Total net assets	$3,233,120,984

Net assets consists of
Class A	$612,284,170
Class B	72,090,762
Class C	99,462,032
Class I	2,445,613,150
Class R	3,670,870

Total net assets	$3,233,120,984

Shares outstanding (unlimited number of shares authorized)
Class A	55,096,523
Class B	6,661,662
Class C	9,190,835
Class I	218,277,502
Class R	333,759

Net asset value per share
Class A	$11.11
Class A — Offering price (based on sales charge of 5.75%)	$11.79
Class B	$10.82
Class C	$10.82
Class I	$11.20
Class R	$11.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,418,410)	$43,002,439
Income from affiliate	676,339

Total investment income	43,678,778

Expenses
Advisory fee	5,701,264
Distribution Plan expenses
Class A	799,833
Class B	317,362
Class C	421,796
Class R	7,593
Administrative services fee	1,420,348
Transfer agent fees	925,249
Trustees’ fees and expenses	20,727
Printing and postage expenses	64,789
Custodian and accounting fees	1,888,486
Registration and filing fees	60,103
Professional fees	32,859
Other	22,350

Total expenses	11,682,759
Less: Expense reductions	(30,849)

Net expenses	11,651,910

Net investment income	32,026,868

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	163,056,190
Foreign currency related transactions	(643,862)

Net realized gains on investments	162,412,328
Net change in unrealized gains or losses on investments	406,607,998

Net realized and unrealized gains or losses on investments	569,020,326

Net increase in net assets resulting from operations	$601,047,194

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006		Year Ended
	(unaudited)		October 31, 2005

Operations
Net investment income		$32,026,868		$39,350,404
Net realized gains on investments		162,412,328		256,059,648
Net change in unrealized gains or losses
on investments		406,607,998		113,924,109

Net increase in net assets resulting from
operations		601,047,194		409,334,161

Distributions to shareholders from
Net investment income
Class A		(12,211,529)		(3,798,701)
Class B		(1,049,465)		(332,862)
Class C		(1,415,935)		(391,604)
Class I		(55,567,751)		(23,233,926)
Class R		(74,956)		0
Net realized gains
Class A		(20,561,606)		0
Class B		(2,535,693)		0
Class C		(3,312,929)		0
Class I		(86,093,616)		0
Class R		(123,844)		0

Total distributions to shareholders		(182,947,324)		(27,757,093)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	11,641,749	118,418,153	27,332,350	248,144,412
Class B	1,308,235	12,926,838	2,003,950	17,648,628
Class C	1,766,663	17,558,968	2,374,316	20,974,772
Class I	18,981,597	195,722,650	40,682,931	370,622,076
Class R	214,228	2,125,832	186,057	1,698,274

		346,752,441		659,088,162

Net asset value of shares issued in
reinvestment of distributions
Class A	3,012,476	29,119,859	396,370	3,436,527
Class B	279,669	2,629,257	29,778	252,515
Class C	398,220	3,746,545	37,625	319,060
Class I	7,431,464	72,459,813	1,256,252	10,954,520
Class R	9,184	87,998	0	0

		108,043,472		14,962,622

Automatic conversion of Class B shares
to Class A shares
Class A	253,916	2,569,442	491,513	4,511,081
Class B	(260,799)	(2,569,442)	(504,601)	(4,511,081)

		0		0

Payment for shares redeemed
Class A	(9,072,078)	(92,161,518)	(13,929,877)	(126,603,248)
Class B	(724,602)	(7,196,177)	(1,453,631)	(12,785,232)
Class C	(825,298)	(8,152,596)	(1,824,068)	(16,143,270)
Class I	(14,132,245)	(145,223,284)	(25,764,556)	(235,663,418)
Class R	(94,164)	(934,199)	(35,765)	(319,577)

		(253,667,774)		(391,514,745)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	April 30, 2006	Year Ended
	(unaudited)	October 31, 2005

Capital share transactions continued
Net increase in net assets resulting from
capital share transactions	$ 201,128,139	$ 282,536,039

Total increase in net assets	619,228,009	664,113,107
Net assets
Beginning of period	2,613,892,975	1,949,779,868

End of period	$ 3,233,120,984	$2,613,892,975

Undistributed net investment income	$ 31,971,621	$ 70,264,389

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class R and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2006, EIS received $38,596 from the sale of Class A shares and $42,963 and $6,433 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $999,434,466 and $878,591,997, respectively, for the six months ended April 30, 2006.

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $2,320,932,048. The gross unrealized appreciation and depreciation on securities based on tax cost was $892,108,161 and $9,641,709, respectively, with a net unrealized appreciation of $882,466,452.

As of October 31, 2005, the Fund had $219,092 in capital loss carryovers for federal income tax purposes expiring in 2009.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended October 31, 2005 in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

The Trust, on behalf of the Fund, has been named as a defendant in a legal action arising from business activities for which no amount has yet been claimed. Although the amount of any ultimate liability with respect to this matter cannot be determined at this time, in EIMC’s opinion, any such liability will not have a material effect on the Fund’s financial position or results of operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $257 billion in assets as of March 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

566676 rv3 6/2006

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566676 rv3 6/2006

Evergreen Precious Metals Fund

Evergreen

PRECIOUS METALS FUND

Semiannual Report
as of April 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Precious Metals Fund, which cover the six-month period ended April 30, 2006.

Investors in the international markets were the beneficiaries of robust performance in equities during the six-month investment period. The global economic recovery, fueled by dynamic growth in emerging market nations led by China and India, resulted in brisk rallies in major industrialized economies and significant advances in emerging markets. Developing economies closely linked to oil, natural gas and other basic materials performed particularly well as commodity prices jumped over the period. Over the six months, foreign equity markets generally outdistanced U.S. stock performance. In an environment in which major central banks cast a wary eye on possible inflationary pressures, the prices of gold and gold-mining stocks also moved ahead. In contrast, the strengthening U.S. dollar undercut the performance of high-quality foreign sovereign debt. This experience demonstrated, once again, the importance of asset allocation, as those portfolios diversified globally were able to take advantage of opportunities in different regions and asset classes.

With a backdrop of robust economic growth and rapidly rising energy prices, the U.S. Federal Reserve remained vigilant against the possibility of renewed inflation and continued to raise the target for its federal funds rate over the six months. The slower rate of recovery in other major industrialized nations

1

LETTER TO SHAREHOLDERS continued

allowed foreign monetary authorities to take more time in balancing the risk of inflation against the danger of undermining growth. However, during the six months, central bankers in Europe pushed short-term rates up, while Japan announced an end to its policy of accommodative easing. In this environment, Evergreen’s Investment Strategy Committee focused on a variety of factors suggesting that global expansion was continuing, and that central banks, while raising short-term rates, were moving from a policy of less accommodation, rather than greater restriction, of growth.

In this environment, managers of Evergreen Global Large Cap Equity Fund maintained an emphasis on industry-leading global corporations, while Evergreen Global Opportunities Fund focused on both foreign and domestic small- and mid-cap stocks. Evergreen International Equity Fund took advantage of opportunities among reasonably priced, well-financed, foreign corporations with strong growth prospects, adding to its positions in Europe, where economic conditions appeared to be improving, while taking some profits and reducing its emphasis in Japan. Evergreen Emerging Markets Growth Fund benefited from the vigorous expansion of economic activity in global developing nations, increasing its exposure in Russia, especially in energy stocks, while paring back its positions in Taiwan and Korea, where valuations appeared less attractive. The managers of Evergreen Precious Metals Fund retained the emphasis on the stocks of mining companies that were positioned to benefit from the sustained demand for gold. At

2

LETTER TO SHAREHOLDERS continued

the time, the investment team supervising Evergreen International Bond Fund favored bonds from smaller economies and slightly overweighted corporate securities, while also maintaining the Fund’s exposure to inflation-linked sovereign debt.

As always, we continue to encourage investors to diversify in their efforts to gain the benefits of different types of opportunities and to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

A Note on the Fund’s Subsidiary Investment

As described in the Fund’s prospectus, the Fund may hold shares (and at April 30, 2006 held shares) of a subsidiary organized in the Cayman Islands, which invests directly or indirectly in precious metals. The Fund may invest up to 25% of its assets in shares of such a subsidiary. In general, in order to qualify for special tax treatment as a regulated investment company, the Fund must, among other things, derive 90% of its gross income from certain specified sources (“good income”). The Fund’s investment in a wholly owned Cayman subsidiary is expected to generate good income. However, there is a risk that the Internal Revenue Service could recharacterize this investment in such a manner that it could be seen to generate bad income or so as to deny the Fund’s deduction for dividends paid. If this were to occur, the Fund could be subject to federal income tax at regular corporate rates, reducing the Fund’s investment return to you. The Fund believes that the risk of such a recharacterization is remote.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• S. Joseph Wickwire, II, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/30/1978
	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/30/1978	1/29/1998	2/29/2000

Nasdaq symbol	EKWAX	EKWBX	EKWCX	EKWYX

6-month return with sales charge	59.51%	63.68%	67.65%	N/A

6-month return w/o sales charge	69.25%	68.68%	68.65%	69.66%

Average annual return*

1-year with sales charge	100.42%	106.18%	110.19%	N/A

1-year w/o sales charge	112.66%	111.18%	111.19%	113.53%

5-year	39.71%	40.24%	40.33%	41.77%

10-year	9.61%	9.59%	9.58%	10.29%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund may charge shareholders a short-term trading fee of 1% on assets redeemed or exchanged within 90 days of the date of purchase. Please refer to the prospectus for complete details. Had this fee been reflected, returns would be lower.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Precious Metals Fund Class A shares versus a similar investment in the FTSE Gold Mines Index (FTSE Gold Mines), the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The FTSE Gold Mines and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Investments in both foreign securities and gold and other precious metal investments or securities may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of April 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2005	4/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,692.53	$ 7.74
Class B	$ 1,000.00	$ 1,686.78	$12.39
Class C	$ 1,000.00	$ 1,686.45	$12.39
Class I	$ 1,000.00	$ 1,696.56	$ 5.75
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.04	$ 5.81
Class B	$ 1,000.00	$ 1,015.57	$ 9.30
Class C	$ 1,000.00	$ 1,015.57	$ 9.30
Class I	$ 1,000.00	$ 1,020.53	$ 4.31

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.16% for Class A, 1.86% for Class B, 1.86% for Class C and 0.86% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 36.01	$ 33.54	$ 32.12	$ 17.32	$ 12.38	$ 8.74

Income from investment operations
Net investment income (loss)	(0.04)[1]	(0.18)	(0.26)[1]	(0.14)[1]	(0.04)[1]	0.15[1]
Net realized and unrealized gains or losses on investments	24.83	2.65	2.60	15.12	5.13	3.53

Total from investment operations	24.79	2.47	2.34	14.98	5.09	3.68

Distributions to shareholders from
Net investment income	(0.32)	0	(0.92)	(0.18)	(0.15)	(0.04)

Net asset value, end of period	$ 60.48	$ 36.01	$ 33.54	$ 32.12	$ 17.32	$ 12.38

Total return[2]	69.25%	7.36%	7.35%	87.03%	41.63%	42.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$431,604	$213,089	$203,168	$176,785	$87,373	$57,028
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.16%[3]	1.30%	1.30%	1.44%	1.61%	1.92%
Expenses excluding waivers/reimbursements and expense reductions	1.16%[3]	1.30%	1.30%	1.44%	1.61%	1.92%
Net investment income (loss)	(0.18%)[3]	(0.55%)	(0.83%)	(0.62%)	(0.26%)	1.50%
Portfolio turnover rate	16%	34%	93%	129%	36%	23%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 34.48	$ 32.35	$ 31.00	$ 16.76	$ 12.05	$ 8.56

Income from investment operations
Net investment income (loss)	(0.20)[1]	(0.39)[1]	(0.46)[1]	(0.28)[1]	(0.15)[1]	0.06[1]
Net realized and unrealized gains or losses on investments	23.84	2.52	2.50	14.60	4.99	3.45

Total from investment operations	23.64	2.13	2.04	14.32	4.84	3.51

Distributions to shareholders from
Net investment income	(0.07)	0	(0.69)	(0.08)	(0.13)	(0.02)

Net asset value, end of period	$ 58.05	$ 34.48	$ 32.35	$ 31.00	$ 16.76	$ 12.05

Total return[2]	68.68%	6.58%	6.62%	85.65%	40.54%	41.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$81,101	$42,905	$45,718	$40,385	$24,389	$10,039
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.86%[3]	2.00%	2.00%	2.16%	2.35%	2.67%
Expenses excluding waivers/reimbursements and expense reductions	1.86%[3]	2.00%	2.00%	2.16%	2.35%	2.67%
Net investment income (loss)	(0.89%)[3]	(1.25%)	(1.53%)	(1.32%)	(0.93%)	0.63%
Portfolio turnover rate	16%	34%	93%	129%	36%	23%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 34.30	$ 32.17	$ 30.93	$ 16.74	$ 12.04	$ 8.55

Income from investment operations
Net investment income (loss)	(0.20)[1]	(0.39)[1]	(0.46)[1]	(0.29)[1]	(0.13)[1]	0.04[1]
Net realized and unrealized gains or losses on investments	23.70	2.52	2.48	14.58	4.96	3.47

Total from investment operations	23.50	2.13	2.02	14.29	4.83	3.51

Distributions to shareholders from
Net investment income	(0.09)	0	(0.78)	(0.10)	(0.13)	(0.02)

Net asset value, end of period	$ 57.71	$ 34.30	$ 32.17	$ 30.93	$ 16.74	$12.04

Total return[2]	68.65%	6.62%	6.56%	85.72%	40.49%	41.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$213,380	$103,878	$99,082	$71,188	$17,543	$1,634
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.86%[3]	2.00%	2.01%	2.15%	2.33%	2.63%
Expenses excluding waivers/reimbursements and expense reductions	1.86%[3]	2.00%	2.01%	2.15%	2.33%	2.63%
Net investment income (loss)	(0.88%)[3]	(1.25%)	(1.53%)	(1.33%)	(0.73%)	0.41%
Portfolio turnover rate	16%	34%	93%	129%	36%	23%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$35.82	$33.26	$31.83	$17.16	$12.24	$ 8.63

Income from investment operations
Net investment income (loss)	0.03[2]	(0.08)	(0.16)[2]	(0.08)[2]	0.03[2]	0.30[2]
Net realized and unrealized gains or losses on investments	24.72	2.64	2.57	14.97	5.05	3.35

Total from investment operations	24.75	2.56	2.41	14.89	5.08	3.65

Distributions to shareholders from
Net investment income	(0.41)	0	(0.98)	(0.22)	(0.16)	(0.04)

Net asset value, end of period	$60.16	$35.82	$33.26	$31.83	$17.16	$12.24

Total return	69.66%	7.70%	7.64%	87.44%	42.02%	42.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,100	$2,817	$2,786	$1,595	$ 403	$ 23
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.86%[3]	1.00%	1.01%	1.15%	1.34%	1.51%
Expenses excluding waivers/reimbursements and expense reductions	0.86%[3]	1.00%	1.01%	1.15%	1.34%	1.51%
Net investment income (loss)	0.13%[3]	(0.25%)	(0.54%)	(0.35%)	0.19%	2.47%
Portfolio turnover rate	16%	34%	93%	129%	36%	23%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS 90.0%
MATERIALS 90.0%
Metals & Mining 90.0%
Agnico-Eagle Mines, Ltd.	Canada	915,377	$ 33,740,796
Agnico-Eagle Mines, Ltd. - Canadian Exchange	Canada	173,700	6,359,796
Alamos Gold, Inc.	Canada	353,900	3,334,207
Amerigo Resources, Ltd. *	Canada	180,400	393,084
Anglo Platinum, Ltd.	South Africa	37,271	3,598,641
AngloGold Ashanti, Ltd.	South Africa	38,494	2,085,489
AngloGold Ashanti, Ltd., ADR	South Africa	414,191	22,647,964
Banro Corp.	Canada	62,900	758,305
Barrick Gold Corp.	Canada	1,411,698	43,028,555
Bema Gold Corp. *	Canada	1,341,500	7,571,245
Bema Gold Corp., ADR *	Canada	2,432,600	13,729,266
BHP Billiton, Ltd.	United Kingdom	103,400	2,127,619
Cambior, Inc. *	Canada	1,789,700	7,160,079
Centerra Gold, Inc.	Canada	17,800	750,277
Compania de Minas Buenaventura SA, ADR	Peru	88,900	2,701,671
Dundee Precious Metals, Inc.	Canada	17,100	215,315
Eldorado Gold Corp.	Canada	187,000	975,246
Eldorado Gold Corp. - Canadian Exchange *	Canada	4,167,700	21,735,460
Entree Gold, Inc.	Canada	300,000	723,343
Etruscan Resources, Inc.	Canada	1,500,000	2,464,726
European Goldfields, Ltd.	United Kingdom	177,000	659,699
First Quantum Minerals, Ltd.	Canada	206,200	9,950,927
Freeport-McMoRan Copper & Gold, Inc., Class B	United States	328,311	21,202,324
Gabriel Resources, Ltd. *	Canada	85,540	245,208
Gabriel Resources, Ltd. - Canadian Exchange *	Canada	394,700	1,131,440
Gammon Lakes Resources, Inc. *	Canada	681,000	10,472,245
Gammon Lakes Resources, Inc. - Canadian Exchange *	Canada	19,400	298,328
Glamis Gold, Ltd. *	Canada	898,740	35,275,545
Gold Fields, Ltd.	South Africa	55,000	1,382,518
Gold Fields, Ltd., ADR	South Africa	1,483,767	37,702,519
Goldcorp, Inc., Class A	Canada	660,110	23,137,451
Golden Star Resources, Ltd. *	Canada	1,476,504	5,049,644
Golden Star Resources, Ltd. - Canadian Exchange *	Canada	180,844	613,687
Harmony Gold Mining Co., Ltd., ADR *	South Africa	1,209,922	20,326,690
High River Gold Mines, Ltd.	Canada	841,000	2,140,427
Highland Gold Mining, Ltd., ADR	Canada	37,498	194,775
IAMGOLD Corp.	Canada	1,515,700	14,347,580
Impala Platinum Holdings, Ltd.	South Africa	70,835	13,419,510
Ivanhoe Mines, Ltd. *	Canada	442,600	4,308,216
Ivanhoe Mines, Ltd., ADR *	Canada	520,000	5,061,618
JSC MMC Norilsk Nickel Group, ADR	Russia	12,190	1,609,080
Kinross Gold Corp. *	Canada	105,542	1,292,890
Kinross Gold Corp. - Canadian Exchange *	Canada	2,250,750	27,435,915
Lihir Gold, Ltd. *	Papua New Guinea	7,696,416	18,528,792

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Lonmin plc	United Kingdom	278,068	$ 13,835,439
Meridian Gold, Inc. *	Canada	838,862	27,263,015
Meridian Gold, Inc. - Canadian Exchange *	Canada	303,300	9,856,302
Minefinders Corp., Ltd. * +	Canada	693,200	6,376,103
Miramar Mining Corp. * +	Canada	2,311,600	8,628,762
Newcrest Mining, Ltd.	Australia	1,638,125	28,364,896
Newmont Mining Corp.	United States	511,281	29,838,359
Northern Orion Resources, Inc. *	Canada	1,037,600	5,364,979
Northgate Exploration, Ltd. *	Canada	1,234,900	4,874,315
NovaGold Resources, Inc.	Canada	150,000	2,400,000
NovaGold Resources, Inc. - Canadian Exchange *	Canada	404,000	6,454,331
NovaGold Resources, Inc., ADR *	Canada	210,000	3,354,974
Orezone Resources, Inc. * +	Canada	777,700	1,625,128
Pacific Rim Mining Corp.	Canada	51,400	39,934
Palmarejo Silver & Gold Corp.	Canada	9,500	82,291
Pan American Silver Corp.	Canada	113,200	2,807,360
Polyus Gold Mining Co. * +	Russia	12,190	511,980
Randgold Resources, Ltd., ADR * +	Channel Islands	1,409,774	34,313,899
Red Back Mining, Inc.	Canada	184,400	638,928
Rio Tinto plc	United Kingdom	39,100	2,149,252
Semafo, Inc.	Canada	1,260,000	3,229,327
Silver Wheaton Corp.	Canada	425,500	4,772,531
Sino Gold, Ltd. +	Australia	1,073,133	4,237,954
US Gold Corp. (Subscription Receipts) + (Q) 144A	United States	500,000	3,730,000
Virginia Mines, Inc.	Canada	46,700	175,156
Western Silver Corp.	Canada	54,800	1,547,398
Yamana Gold, Inc. *	Canada	1,841,340	20,274,801

Total Common Stocks (cost $343,300,663)			658,635,526

PRIVATE PLACEMENT 1.0%
Evergreen Special Investments (Cayman) SPC *(D)
(cost $6,778,000)	Cayman Islands	6,339	7,581,609

WARRANTS 2.6%
MATERIALS 2.6%
Metals & Mining 2.6%
Gabriel Resources, Ltd., Expiring 3/31/2007 *	Canada	42,770	49,653
Goldcorp, Inc., Ser. A, Expiring 5/30/2007 * +	Canada	1,000,000	7,412,038
Goldcorp, Inc., Ser. C, Expiring 5/30/2007 * +	Canada	1,300,000	9,612,431
Golden Star Resources, Ltd., Expiring 11/28/2008 * + (Q)	Canada	432,000	567,101
Nevsun Resources, Ltd., Expiring 12/19/2008 * +	Canada	100,000	101,621
Silver Wheaton Corp., Expiring 8/5/2009 *	Canada	875,000	1,484,640
SouthernEra Resources, Ltd., Expiring 11/17/2008 * +	Canada	800,000	78,585

Total Warrants (cost $1,337,129)			19,306,069

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)		Principal
	Country	Amount	Value

YANKEE OBLIGATIONS - CORPORATE 2.4%
MATERIALS 2.4%
Metals & Mining 2.4%
Gold Bullion Securities, Ltd. * (G) (cost $12,898,666)	United Kingdom	$26,678,400	$ 17,282,268

	Country	Shares	Value

SHORT-TERM INVESTMENTS 4.1%
MUTUAL FUND SHARES 4.1%
Evergreen Institutional U.S. Government Money Market Fund (0) (cost $30,019,192)	United States	30,019,192	30,019,192

Total Investments (cost $394,333,650) 100.1%			732,824,664
Other Assets and Liabilities (0.1%)			(639,557)

Net Assets 100.0%			$ 732,185,107

*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
(Q)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(D)	Affiliated company
(G)	Security issued in zero coupon form with no periodic interest payments.
(0)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2006:

Canada	58.9%
South Africa	14.4%
United States	7.8%
United Kingdom	5.1%
Channel Islands	4.9%
Australia	4.6%
Papua New Guinea	2.6%
Cayman Islands	1.0%
Peru	0.4%
Russia	0.3%

100.0%

The following table shows portfolio composition as a percent of long-term investments as of April 30, 2006:

Common Stocks	93.8%
Warrants	2.7%
Yankee Obligations-Corporate	2.5%
Private Placement	1.0%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $357,536,458)	$ 695,223,863
Investments in affiliates, at value (cost $36,797,192)	37,600,801

Total investments	732,824,664
Receivable for securities sold	26,180
Receivable for Fund shares sold	7,938,241
Dividends receivable	258,660
Prepaid expenses and other assets	118,759

Total assets	741,166,504

Liabilities
Payable for securities purchased	7,353,910
Payable for Fund shares redeemed	1,479,510
Advisory fee payable	26,746
Distribution Plan expenses payable	33,434
Due to other related parties	5,952
Accrued expenses and other liabilities	81,845

Total liabilities	8,981,397

Net assets	$ 732,185,107

Net assets represented by
Paid-in capital	$ 386,149,058
Overdistributed net investment loss	(1,189,906)
Accumulated net realized gains on investments	8,739,813
Net unrealized gains on investments	338,486,142

Total net assets	$ 732,185,107

Net assets consists of
Class A	$ 431,603,997
Class B	81,101,000
Class C	213,380,342
Class I	6,099,768

Total net assets	$ 732,185,107

Shares outstanding (unlimited number of shares authorized)
Class A	7,136,899
Class B	1,397,165
Class C	3,697,218
Class I	101,391

Net asset value per share
Class A	$ 60.48
Class A — Offering price (based on sales charge of 5.75%)	$ 64.17
Class B	$ 58.05
Class C	$ 57.71
Class I	$ 60.16

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $46,440)	$ 2,138,662
Income from affiliate	362,000

Total investment income	2,500,662

Expenses
Advisory fee	1,237,964
Distribution Plan expenses
Class A	453,552
Class B	296,143
Class C	736,940
Administrative services fee	254,788
Transfer agent fees	355,451
Trustees’ fees and expenses	4,097
Printing and postage expenses	28,813
Custodian and accounting fees	238,329
Registration and filing fees	48,546
Professional fees	33,237
Other	4,629

Total expenses	3,692,489
Less: Expense reductions	(5,552)

Net expenses	3,686,937

Net investment loss	(1,186,275)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	18,499,887
Foreign currency related transactions	(67,544)

Net realized gains on investments	18,432,343
Net change in unrealized gains or losses on investments	252,937,546

Net realized and unrealized gains or losses on investments	271,369,889

Net increase in net assets resulting from operations	$ 270,183,614

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006		Year Ended
	(unaudited)		October 31, 2005

Operations
Net investment loss	$ (1,186,275)		$ (2,760,431)
Net realized gains on investments		18,432,343		9,676,178
Net change in unrealized gains or
losses on investments		252,937,546		14,127,637

Net increase in net assets resulting
from operations		270,183,614		21,043,384

Distributions to shareholders from
Net investment income
Class A		(1,930,683)		0
Class B		(96,155)		0
Class C		(285,104)		0
Class I		(34,384)		0

Total distributions to shareholders		(2,346,326)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,069,259	102,559,155	1,354,641	45,679,135
Class B	382,974	17,909,659	298,585	9,555,927
Class C	1,048,311	49,689,906	768,485	24,685,349
Class I	26,271	1,283,978	23,190	790,595

		171,442,698		80,711,006

Net asset value of shares issued in
reinvestment of distributions
Class A	38,338	1,571,487	0	0
Class B	1,794	70,791	0	0
Class C	5,252	205,971	0	0
Class I	781	31,764	0	0

		1,880,013		0

Automatic conversion of Class B shares
to Class A shares
Class A	16,908	793,960	50,283	1,640,454
Class B	(17,612)	(793,960)	(52,311)	(1,640,454)

		0		0

Payment for shares redeemed
Class A	(904,883)	(44,070,790)	(1,544,443)	(50,703,193)
Class B	(214,310)	(10,025,346)	(415,340)	(12,861,537)
Class C	(384,898)	(17,359,412)	(819,807)	(25,319,429)
Class I	(4,301)	(207,936)	(28,327)	(936,629)

		(71,663,484)		(89,820,788)

Net increase (decrease) in net assets
resulting from capital share
transactions		101,659,227		(9,109,782)

Total increase in net assets		369,496,515		11,933,602
Net assets
Beginning of period		362,688,592		350,754,990

End of period	$ 732,185,107		$ 362,688,592

Undistributed (overdistributed) net
investment income (loss)	$ (1,189,906)		$ 2,342,695

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Precious Metals Fund (the “Fund”) is a non-diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date, or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.41% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2006, the transfer agent fees were equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2006, EIS received $193,201 from the sale of Class A shares and $5,010, $76,958 and $19,551 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $166,806,256 and $83,072,233, respectively, for the six months ended April 30, 2006.

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $396,301,896. The gross unrealized appreciation and depreciation on securities based on tax cost was $337,298,057 and $775,289 respectively, with a net unrealized appreciation of $336,522,768.

As of October 31, 2005, the Fund had $1,459,101 in capital loss carryovers for federal income tax purposes expiring in 2008.

6. AFFILIATED COMPANY

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. During the six months ended April 30, 2006, the Fund invested in a wholly-owned

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

subsidiary. A summary of the transaction with the affiliate for the six months ended April 30, 2006 was as follows:

					Amount of
					Equity in
	Beginning	Shares	Shares	Dividend	Net Profit	Value,
Affiliate	Shares	Purchased	Sold	Income	and Loss	End of Period

Evergreen
Special
Investments
(Cayman)
SPC	0	6,339	0	$0	$803,609	$7,581,609

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2006, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2006 the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company);Former Trustee, Mentor Funds and Cash Resource
DOB: 2/20/1943	Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $257 billion in assets as of March 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

566677 rv3 6/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566677 rv3 6/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 5, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: July 5, 2006